Schedule of Investments
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–110.87%
Alabama–3.24%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$ 8,650	$ 8,671,645
Birmingham (City of), AL Water Works Board; Series 2015 A, RB(a)(b)(c)	5.00%	01/01/2042	12,750	13,722,635
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(d)	5.75%	10/01/2049	8,500	9,217,442
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 03/25/2020; Cost $945,200)(e)(f)	5.50%	01/01/2028	1,390	906,230
Series 2007, RB (Acquired 04/27/2007-03/25/2019; Cost $18,675,698)(e)(f)	5.50%	01/01/2043	21,290	12,212,368
Series 2008 A, RB (Acquired 06/30/2008-11/12/2009; Cost $4,404,879)(e)(f)	6.88%	01/01/2043	4,470	2,614,037
Series 2011 A, RB (Acquired 09/20/2011; Cost $2,561,987)(e)(f)	7.50%	01/01/2047	2,600	1,525,048
Series 2012 A, RB (Acquired 11/07/2012; Cost $6,575,000)(e)(f)	5.63%	01/01/2042	6,575	3,789,484
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(g)(h)	6.50%	10/01/2038	7,000	7,121,019
Series 2013 C, Revenue Wts. (INS - AGM)(g)(h)	6.60%	10/01/2042	11,700	11,901,386
Series 2013 F, Revenue Wts.(g)	7.50%	10/01/2039	27,640	28,082,649
Series 2013 F, Revenue Wts.(g)	7.75%	10/01/2046	95,055	96,561,308
Series 2013 F, Revenue Wts.(g)	7.90%	10/01/2050	64,150	65,148,963
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining);
Series 2019 A, Ref. IDR(i)	4.50%	05/01/2032	11,412	11,583,132
Series 2019 A, Ref. IDR(i)	5.25%	05/01/2044	22,300	22,621,495
				295,678,841
Alaska–0.59%
Alaska (State of) Municipal Bond Bank Authority (Master Resolution);
Series 2017 A, RB	5.50%	10/01/2046	505	24,678,504
Series 2017 A, RB(c)	5.50%	10/01/2046	22,000	24,678,504
Northern Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	31,303	4,437,555
				53,794,563
American Samoa–0.17%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	15,701,724
Arizona–2.68%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2019, RB(i)	5.00%	07/01/2049	1,000	1,006,476
Series 2022, RB(i)	5.25%	07/01/2052	500	512,969
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(i)	6.00%	07/01/2037	13,845	14,921,474
Series 2017, Ref. RB(i)	6.00%	07/01/2047	19,660	20,951,870
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(i)	5.13%	07/01/2037	1,180	1,215,592
Series 2017 A, Ref. RB(i)	5.38%	07/01/2050	6,000	6,170,970
Series 2017 D, Ref. RB(i)	5.00%	07/01/2051	3,300	3,341,180
Series 2017 G, Ref. RB(i)	5.00%	07/01/2037	1,105	1,133,334
Series 2017 G, Ref. RB(i)	5.00%	07/01/2051	1,000	1,012,479
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019 A, IDR(i)	5.00%	07/15/2039	2,650	2,704,995
Arizona (State of) Industrial Development Authority (Doral Academy of Northern Nevada);
Series 2021 A, Ref. RB(i)	4.00%	07/15/2051	1,000	848,789
Series 2021 A, Ref. RB(i)	4.00%	07/15/2056	950	789,798
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2043	3,250	2,399,045
Series 2019 A, RB	4.50%	01/01/2049	6,175	4,043,289
Series 2019 A, RB	5.00%	01/01/2054	1,250	867,774
Series 2019 B, RB	5.00%	01/01/2034	1,730	1,335,033
Series 2019 B, RB	5.00%	01/01/2035	1,820	1,383,418
Series 2019 B, RB	5.00%	01/01/2049	4,050	2,697,144
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Great Lakes Senior Living Community); Series 2019 B, RB	5.13%	01/01/2054	$ 1,125	$ 748,126
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(i)	5.70%	07/01/2047	9,730	10,234,471
Series 2016, RB(i)	5.80%	07/01/2052	4,920	5,183,910
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(a)(b)(i)	5.25%	07/01/2022	500	506,654
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(i)	5.00%	07/01/2054	6,210	6,026,324
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(i)	5.00%	06/01/2031	6,000	6,276,352
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(i)	5.25%	12/15/2038	1,015	1,065,852
Series 2018 A, RB(i)	5.50%	12/15/2048	2,265	2,377,795
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus); Series 2019 A, IDR(i)	5.00%	12/15/2049	500	511,139
Arizona Industrial Development Authority; Series 2022-XM1013, RB(c)	4.00%	02/01/2050	15,285	15,323,092
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	14,170	15,053,661
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,392,777
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	1,911,640
Series 2017, Ref. RB	5.00%	11/15/2040	1,485	1,444,842
Series 2017, Ref. RB	5.00%	11/15/2045	9,390	8,881,596
Series 2018, RB	5.00%	11/15/2053	5,970	5,533,989
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(d)(i)	4.00%	10/15/2047	5,500	5,062,814
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(i)	5.00%	07/01/2054	950	963,053
Series 2021, RB(i)	4.00%	07/01/2051	1,740	1,477,070
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(i)	5.00%	07/01/2036	2,475	2,522,420
Series 2016, Ref. RB(i)	5.00%	07/01/2047	1,525	1,537,806
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $3,667,525)(f)	5.50%	11/15/2034	3,695	3,344,625
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $6,015,000)(f)	5.75%	11/15/2040	6,015	5,321,827
Phoenix (City of), AZ Industrial Development Authority (Basis Schools);
Series 2015, Ref. RB(i)	5.00%	07/01/2045	3,515	3,559,857
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	2,125	2,151,509
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	1,650	1,670,584
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,857,176
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(i)	6.75%	07/01/2044	5,250	5,595,846
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	2,770	2,772,493
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(i)	9.50%	04/01/2052	7,900	7,490,196
Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	1,250	1,249,884
Series 2006, RB	5.80%	12/01/2036	4,385	4,186,584
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(i)	5.38%	06/15/2035	2,370	2,445,549
Series 2015, Ref. RB(i)	5.63%	06/15/2045	3,500	3,611,512
Series 2019, Ref. RB(i)	5.00%	06/15/2052	2,150	2,163,782
Series 2022, Ref. RB(i)	4.00%	06/15/2041	4,500	4,102,268
Pima (County of), AZ Industrial Development Authority (Career Success Schools);
Series 2020, Ref. RB(i)	5.50%	05/01/2040	1,125	1,128,779
Series 2020, Ref. RB(i)	5.75%	05/01/2050	5,000	5,029,421
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.25%	05/01/2044	3,000	3,134,937
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools); Series 2019, RB(i)	5.00%	07/01/2049	$ 1,500	$ 1,480,213
Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB(i)	7.00%	07/01/2045	3,197	3,052,935
Series 2016 B, Ref. RB(k)	2.07%	07/01/2045	1,735	433,839
Series 2016 C, Ref. RB(k)	2.07%	07/01/2045	1,036	10,355
Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB(i)	7.00%	09/01/2037	3,339	3,341,233
Sundance Community Facilities District (Assessment District No. 2); Series 2003, RB(i)	7.13%	07/01/2027	421	421,041
Sundance Community Facilities District (Assessment District No. 3); Series 2004, RB	6.50%	07/01/2029	96	95,992
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(i)	6.13%	10/01/2047	2,800	2,797,922
Series 2017 A, RB(i)	6.13%	10/01/2052	2,800	2,778,723
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, RB(a)(b)	5.75%	07/01/2023	3,000	3,128,657
Series 2013, RB(a)(b)	6.00%	07/01/2023	3,625	3,789,319
				244,518,070
Arkansas–0.17%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(d)(i)	4.50%	09/01/2049	15,000	15,110,204
California–11.38%
Antelope Valley Community College District; Series 2020 B, GO Bonds (INS - BAM)(h)	3.00%	08/01/2050	10,000	8,535,332
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(a)(b)(c)(l)	5.00%	04/01/2056	21,000	23,771,595
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	1,003,399
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,075	1,020,486
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	12,780	2,303,831
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(j)	0.00%	06/01/2046	25,000	6,414,815
California (State of);
Series 2020, GO Bonds (INS - BAM)(h)	3.00%	03/01/2046	8,195	7,504,394
Series 2020, GO Bonds	4.00%	03/01/2046	3,500	3,639,224
Series 2020, GO Bonds (INS - BAM)(h)	3.00%	03/01/2050	4,000	3,598,651
Series 2020, GO Bonds	4.00%	03/01/2050	5,250	5,422,476
Series 2021, GO Bonds	3.00%	12/01/2046	2,000	1,810,923
California (State of) Educational Facilities Authority; Series 2013, RB(c)	5.00%	10/01/2032	6,255	7,613,807
California (State of) Educational Facilities Authority (Stanford University);
Series 2014 U-6, RB(c)	5.00%	05/01/2045	15,000	19,176,053
Series 2010, RB(c)	5.25%	04/01/2040	8,745	11,262,502
California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.25%	10/01/2055	2,500	3,122,706
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(c)	5.00%	11/01/2047	10,000	12,102,846
California (State of) Housing Finance Agency; Series 2021 A, RB	3.25%	08/20/2036	6,486	6,053,260
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(i)	5.00%	01/01/2056	1,000	966,816
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	1,500	1,546,475
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB(i)	5.00%	11/01/2036	1,500	1,581,818
Series 2016 A, RB(i)	5.00%	11/01/2046	1,500	1,566,263
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(i)	6.63%	01/01/2032	960	960,198
Series 2012, RB(i)	6.88%	01/01/2042	1,465	1,464,944
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(h)	5.00%	05/15/2052	1,375	1,445,927
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(d)	4.00%	07/15/2029	15,960	15,638,290
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(i)	5.00%	07/01/2037	$ 13,500	$ 13,551,590
Series 2012, RB(d)(i)	5.00%	11/21/2045	20,710	20,789,143
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/26/2017; Cost $9,847,500)(d)(e)(f)(i)	7.00%	12/01/2027	9,925	992,500
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(i)	5.00%	11/21/2045	11,650	12,235,282
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(i)	5.00%	11/15/2036	1,000	1,026,502
Series 2021, RB(i)	5.00%	11/15/2046	750	752,784
Series 2021, RB(i)	5.00%	11/15/2051	1,250	1,248,053
Series 2021, RB(i)	5.00%	11/15/2056	2,650	2,624,124
California (State of) Public Finance Authority (Excelsior Charter Schools);
Series 2020 A, RB(i)	5.00%	06/15/2050	1,540	1,546,087
Series 2020 A, RB(i)	5.00%	06/15/2055	1,030	1,031,795
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	3,430	3,615,621
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	10,493,594
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	3,000	3,086,979
California (State of) School Finance Authority (Aspire Public School);
Series 2016, Ref. RB(a)(b)(i)	5.00%	08/01/2025	215	234,190
Series 2016, Ref. RB(i)	5.00%	08/01/2046	2,285	2,357,058
California (State of) School Finance Authority (New Designs Charter School);
Series 2012, RB	5.50%	06/01/2042	5,000	5,004,994
Series 2019 A, RB(i)	5.00%	06/01/2040	750	767,625
Series 2019 A, RB(i)	5.00%	06/01/2050	1,060	1,074,487
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(i)	5.00%	06/01/2049	750	757,024
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB	6.13%	11/01/2033	1,560	1,622,756
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(i)	6.75%	06/01/2045	6,700	6,781,849
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,368,350
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(i)	5.00%	06/01/2036	4,250	4,416,702
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	3,000	3,075,587
Series 2016 A, RB(i)	5.25%	12/01/2056	55,945	56,979,429
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(i)	5.25%	07/01/2052	1,450	1,331,281
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB(a)(b)	6.00%	10/01/2022	2,895	2,939,717
Series 2012, RB(a)(b)	6.00%	10/01/2022	1,785	1,812,571
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,270,237
Series 2006 A, RB(j)	0.00%	06/01/2046	181,950	41,558,272
Series 2006 C, RB(i)(j)	0.00%	06/01/2055	50,000	3,394,720
Ceres Unified School District; Series 2017, GO Bonds (INS - BAM)(h)	5.00%	08/01/2051	2,500	2,702,152
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.50%	09/01/2023	610	617,166
Series 2008, RB	6.75%	09/01/2028	2,550	2,585,777
Series 2008, RB	6.88%	09/01/2038	4,440	4,500,161
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	$ 20,000	$ 21,340,738
Series 2014 A, Ref. RB (INS - AGM)(h)(j)	0.00%	01/15/2036	61,010	37,019,587
Series 2014 A, Ref. RB (INS - AGM)(h)(j)	0.00%	01/15/2037	20,000	11,621,910
Series 2014 A, Ref. RB(g)	6.85%	01/15/2042	5,000	5,612,158
Series 2014 C, Ref. RB(a)(b)	6.50%	01/15/2024	10,750	11,466,789
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	805,268	106,561,839
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(j)	0.00%	06/01/2036	173,915	69,864,664
Series 2007 D, RB(j)	0.00%	06/01/2057	46,635	2,781,876
Series 2007 F, RB(i)(j)	0.00%	06/01/2057	99,650	5,162,368
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	85	85,673
Los Angeles (City of), CA Department of Airports; Series 2018-XX1082, Class B, Revenue Ctfs.(c)(d)(l)	5.25%	05/15/2048	26,000	28,126,699
Los Angeles (City of), CA Department of Water & Power; Series 2012 B, RB(a)(c)	5.00%	07/01/2043	17,375	17,411,981
Riverside (County of), CA Transportation Commission; Series 2013 A, RB(a)(b)	5.75%	06/01/2023	7,000	7,292,813
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2036	7,650	4,544,024
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2037	13,130	7,465,968
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2038	13,515	7,339,672
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2039	13,895	7,198,976
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2040	14,280	7,054,227
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2041	14,080	6,664,624
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB(d)	5.00%	07/01/2047	2,000	2,110,428
Series 2021 A, RB	4.00%	07/01/2051	2,250	2,311,426
Series 2021 B, RB(d)	5.00%	07/01/2046	4,000	4,355,728
Series 2021 B, RB(d)	5.00%	07/01/2051	3,500	3,788,066
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(g)	5.25%	07/01/2042	10,000	7,549,839
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, RB(j)	0.00%	08/01/2036	5,710	2,569,075
Series 2013 C, RB(j)	0.00%	08/01/2038	2,000	788,355
Series 2013 C, RB(j)	0.00%	08/01/2043	17,000	4,963,803
San Francisco Bay Area Rapid Transit District (Green Bonds); Series 2020 C-1, GO Bonds (INS - AGM)(h)	3.00%	08/01/2050	16,770	14,887,625
San Francisco Community College District; Series 2020 A, GO Bonds (INS - BAM)(h)	3.00%	06/15/2045	8,225	7,147,232
San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	7,000	7,277,623
Series 2014 B, Ref. RB	5.25%	01/15/2049	11,000	11,410,810
San Jose (City of), CA;
Series 2017 A, RB(c)(d)(l)	5.00%	03/01/2041	10,000	10,586,932
Series 2017 A, RB(c)(d)(l)	5.00%	03/01/2047	20,000	21,037,538
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(d)	6.40%	12/01/2041	13,258	13,262,286
Santee School District (Election of 2006); Series 2006 D, GO Bonds (INS - AGC)(h)(j)	0.00%	08/01/2038	4,355	2,387,715
Savanna School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGM)(g)(h)	6.75%	02/01/2052	7,500	6,319,996
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(j)	0.00%	06/01/2036	10,000	4,601,705
Series 2007 A, RB(j)	0.00%	06/01/2047	20,000	4,909,160
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,510,000
Series 2008 A, RB	6.00%	12/01/2033	1,475	1,511,875
Series 2008 A, RB(j)	0.00%	12/01/2045	18,085	4,222,591
Series 2008 A, RB(j)	0.00%	12/01/2046	18,085	3,957,450
Series 2008 A, RB(j)	0.00%	12/01/2047	18,085	3,704,987
Series 2008 A, RB(j)	0.00%	12/01/2048	18,085	3,467,218
Series 2008 A, RB(j)	0.00%	12/01/2049	18,085	3,243,250
Series 2008 A, RB(j)	0.00%	12/01/2050	18,085	3,032,681
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(j)	0.00%	06/01/2046	$ 31,025	$ 6,015,689
Series 2019, Ref. RB	5.00%	06/01/2048	6,500	6,780,501
Series 2019, Ref. RB(j)	0.00%	06/01/2054	19,300	3,522,974
University of California;
Series 2014 AM, RB(a)(c)	5.00%	05/15/2044	34,545	36,177,984
Series 2017 M, RB(c)	5.00%	05/15/2047	50,890	55,311,191
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	3,300	3,317,422
Victor Valley Union High School District (Election of 2008);
Series 2013 B, GO Bonds(a)(b)(j)	0.00%	08/01/2023	14,550	3,614,123
Series 2013 B, GO Bonds(a)(b)(j)	0.00%	08/01/2023	7,000	1,634,169
Series 2013 B, GO Bonds(a)(b)(j)	0.00%	08/01/2023	15,715	3,446,703
Series 2013 B, GO Bonds(a)(b)(j)	0.00%	08/01/2023	37,560	6,815,146
				1,037,841,072
Colorado–11.81%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	4,200	4,117,778
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,802,337
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	13,621,335
Aberdeen Metropolitan District No. 2; Series 2021, Ref. GO Bonds(g)	5.75%	12/01/2051	6,055	3,848,783
Amber Creek Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	463	440,355
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	950,267
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	1,906,640
Series 2020 B, GO Bonds	7.75%	12/15/2050	3,500	3,289,900
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	40,000	37,469,892
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	5,000	5,129,141
Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	2,008,178
Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	3,578,780
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,251,579
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	497,421
Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,680,953
Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(i)	4.88%	12/01/2051	4,500	3,728,250
Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,534,198
Series 2018 B, GO Bonds	7.75%	12/15/2041	630	620,639
Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,578,502
Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	4,667,356
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	2,056,784
Baseline Metropolitan District No. 1;
Series 2021 A, GO Bonds	5.00%	12/01/2051	1,000	909,826
Series 2021 B, GO Bonds	7.50%	12/15/2051	2,195	2,013,028
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,136,914
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(g)(i)	6.75%	12/01/2049	3,785	3,083,604
Belleview Village Metropolitan District; Series 2020, GO Bonds	4.95%	12/01/2050	870	823,043
Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,123,525
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	10,000	10,092,234
Berthoud-Heritage Metropolitan District No. 10; Series 2022 B, GO Bonds	8.00%	12/15/2052	6,840	6,451,357
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	637,756
Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	1,895,421
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(g)	7.50%	12/01/2048	7,075	4,935,050
Broadway Station Metropolitan District No. 3; Series 2019 B, GO Bonds(g)	7.50%	12/01/2049	30,465	19,738,325
Bromley Park Metropolitan District No. 2; Series 2018 C, Ref. GO Bonds	7.85%	12/15/2047	6,297	6,288,202
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Buffalo Highlands Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2038	$ 1,000	$ 1,009,295
Series 2018 A, GO Bonds	5.38%	12/01/2048	1,750	1,757,627
Series 2018 B, GO Bonds	7.63%	12/15/2046	1,226	1,170,714
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	3,184	3,147,839
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2023	5	4,926
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	6,170,315
Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	10,116	7,048,835
Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,756,548
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	4,759,327
Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,334,274
Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	2,581,963
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,727	4,115,935
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	7,375	7,046,760
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2018, RB	5.25%	12/01/2048	5,550	5,593,593
Chambers Highpoint Metropolitan District No. 2;
Series 2021, GO Bonds	5.00%	12/01/2041	520	493,009
Series 2021, GO Bonds	5.00%	12/01/2051	835	751,995
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	3,442	3,083,387
Citadel on Colfax Business Improvement District;
Series 2020 A, RB	5.35%	12/01/2050	2,900	2,722,942
Series 2020 B, RB	7.88%	12/15/2050	465	437,025
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	4,000	4,090,072
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	589,146
City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	1,425	1,341,284
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	480,126
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,072,464
Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,500	2,375,294
Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,137,749
Colliers Hill Metropolitan District No. 2;
Series 2022 B-2, GO Bonds	7.63%	12/15/2042	5,782	5,396,192
Series 2022, Ref. GO Bonds	6.00%	12/15/2047	2,995	2,570,285
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	1,360	1,363,129
Series 2008, RB	6.50%	07/01/2038	1,000	1,002,077
Series 2013, RB	7.45%	08/01/2048	2,245	2,333,872
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2044	2,250	2,102,115
Series 2021 A, RB	5.00%	05/15/2049	1,500	1,371,627
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A, Ref. RB	5.00%	08/01/2038	5,000	5,256,706
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	11,800	11,534,821
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community); Series 2017 B, RB(a)	5.00%	05/15/2048	1,500	1,546,309
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(c)	5.00%	01/01/2044	21,000	21,696,767
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(i)	5.75%	12/01/2035	1,650	1,436,627
Series 2015 A, Ref. RB(i)	6.13%	12/01/2045	2,300	1,944,165
Series 2015 A, Ref. RB(i)	6.25%	12/01/2050	4,070	3,430,765
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.20%	07/01/2022	100	99,945
Series 2007 A, RB	5.25%	07/01/2027	3,260	3,125,230
Series 2007 A, RB	5.30%	07/01/2037	3,985	3,346,765
Colorado (State of) International Center Metropolitan District No. 14; Series 2022, GO Bonds	7.50%	12/15/2051	15,000	14,077,262
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2020 A, Ref. RB	4.00%	07/15/2038	$ 350	$ 340,534
Series 2020 A, Ref. RB	4.00%	07/15/2039	800	769,390
Series 2020 A, Ref. RB	4.00%	07/15/2040	500	481,201
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	14,614	13,763,918
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	10,000	9,125,058
Series 2020 B, GO Bonds(i)	7.50%	12/15/2050	3,495	3,207,776
Colorado International Center Metropolitan District No. 14; Series 2018, GO Bonds	5.88%	12/01/2046	13,500	13,831,237
Colorado International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(g)	6.00%	12/01/2047	30,920	25,664,302
Series 2019 A-2, GO Bonds(g)	6.25%	12/01/2048	15,075	13,332,500
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	1,943,341
Colorado International Center Metropolitan District No. 7; Series 2021, GO Bonds(g)	5.25%	12/01/2051	12,150	7,804,470
Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	1,625	1,486,137
Copperleaf Metropolitan District No. 6;
Series 2018 A, GO Bonds(a)(b)	5.25%	12/01/2023	2,000	2,157,917
Series 2018 B, GO Bonds(a)(b)	7.50%	12/15/2023	820	909,743
Cottonwood Highlands Metropolitan District No. 1; Series 2019 B, GO Bonds	8.75%	12/15/2049	2,095	2,065,339
Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	15,324	12,936,717
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	616	578,556
Crossroads Metropolitan District No. 1; Series 2022, GO Bonds	6.50%	12/01/2051	9,000	8,912,518
Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.63%	12/01/2038	3,555	3,665,713
Series 2018 A, GO Bonds	5.75%	12/01/2048	9,665	9,894,442
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,548,692
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	3,010	2,886,124
Deer Creek Villas Metropolitan District;
Series 2022 A, GO Bonds	5.00%	12/01/2055	3,185	2,814,651
Series 2022 B, GO Bonds	7.75%	12/15/2055	650	609,400
Denver (City & County of), CO;
Series 2018 A, RB(c)(d)	5.00%	12/01/2029	24,580	27,146,722
Series 2018 A, RB(c)(d)	5.00%	12/01/2036	25,865	28,042,647
Series 2018 A, RB(c)(d)	5.25%	12/01/2043	17,500	19,000,181
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2032	43,840	44,023,370
Denver (City of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,052,354
Series 2016, Ref. RB	5.00%	12/01/2040	250	259,461
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,163,328
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,802,820
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,349,074
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	3,045	2,661,023
Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(i)	5.00%	12/01/2051	2,000	1,820,239
Series 2021 B, GO Bonds(i)	8.00%	12/15/2051	1,905	1,755,699
Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,455	1,980,649
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,899,428
Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	6.00%	12/15/2052	3,600	3,113,172
Evan’s Place Metropolitan District;
Series 2020 MDD, GO Bonds	5.00%	12/01/2040	550	557,002
Series 2020 MDD, GO Bonds	5.00%	12/01/2050	1,585	1,527,440
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(i)	6.00%	12/01/2049	2,970	2,831,365
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	938,030
Fourth North Business Improvement District; Series 2022 B, RB	8.13%	12/15/2052	4,525	4,671,349
Gardens at East Iliff Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,060	2,021,316
Series 2019 B, GO Bonds	8.50%	12/15/2049	680	641,205
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	$ 1,070	$ 1,078,798
Series 2017 A, RB	5.25%	12/01/2047	1,015	1,019,482
Series 2017 B, RB	7.75%	12/15/2047	1,000	973,974
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(g)	6.13%	12/01/2050	3,075	2,441,164
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(i)	5.50%	12/01/2052	5,490	5,494,314
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,550	3,587,475
Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	548,085
Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,679,053
Haskins Station Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	690	690,838
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,125	1,089,080
Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,258,712
Hess Ranch Metropolitan District No. 6;
Series 2020 A-2, GO Bonds(g)	5.75%	12/01/2049	9,000	6,829,766
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,389,774
Series 2022 C, GO Bonds(i)	8.25%	12/15/2052	15,569	14,037,913
Highlands Metropolitan District No. 1; Series 2021, GO Bonds	5.00%	12/01/2051	575	500,909
HM Metropolitan District No. 2; Series 2021, GO Bonds(g)	5.75%	12/01/2051	15,000	8,900,531
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	794,139
Homestead Hills Metropolitan District;
Series 2020 A, GO Bonds(i)	5.00%	12/01/2050	2,220	2,134,144
Series 2020 B, GO Bonds	8.00%	12/15/2050	722	680,816
Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	7,504,705
Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	4,037,111
Series 2021, GO Bonds	9.00%	12/15/2049	8,405	8,021,730
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	5,082	5,243,979
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	6,910	6,947,520
Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	2,562	2,226,382
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	14,500	12,927,059
Johnstown Village Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	1,894,026
Series 2020 B, GO Bonds(i)	7.75%	12/15/2050	711	669,646
Jones District Community Authority Board; Series 2020 A, RB(g)	5.75%	12/01/2050	6,815	5,763,299
Karl’s Farm Metropolitan District No. 2;
Series 2020 A, GO Bonds(i)	5.38%	12/01/2040	640	645,769
Series 2020 A, GO Bonds(i)	5.63%	12/01/2050	1,615	1,605,991
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	850	790,675
Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	3,536,811
Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	11,406	9,936,416
Lakes at Centerra Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.13%	12/01/2037	2,700	2,717,538
Series 2018 A, GO Bonds	5.25%	12/01/2047	4,970	4,978,068
Series 2018 B, GO Bonds	7.63%	12/15/2047	1,795	1,715,750
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,495	1,407,050
Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	3,062,116
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,190	1,206,564
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	601,113
Series 2020 C, GO Bonds	3.00%	12/15/2050	767	254,844
Meadowbrook Crossing Metropolitan District;
Series 2020 A, Ref. GO Bonds(i)	5.25%	12/01/2049	3,355	3,361,830
Series 2020 B, Ref. GO Bonds(i)	7.75%	12/15/2049	494	465,841
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	4.88%	12/01/2040	$ 525	$ 501,081
Series 2020 A, GO Bonds	5.13%	12/01/2050	755	708,929
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	571,302
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,373,203
Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	7.00%	02/01/2025	800	800,225
Series 2003 A, RB	7.00%	02/01/2038	6,200	6,199,644
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,361,036
Neu Town Metropolitan District; Series 2018 B, Ref. GO Bonds	7.75%	12/15/2046	2,285	2,189,849
Nexus North at DIA Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2041	520	490,207
North Holly Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2048	1,260	1,273,720
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	983,967
Series 2018 C, GO Bonds	8.00%	12/15/2050	1,614	1,420,888
North Park Metropolitan District No. 1;
Seires 2018 A-2, RB	5.50%	12/01/2034	8,340	8,728,372
Seires 2018 A-2, RB	5.85%	12/01/2048	9,000	9,407,838
Series 2018 A-1, RB	5.38%	12/01/2034	5,650	5,902,945
Series 2018 A-1, RB	5.75%	12/01/2048	3,850	4,018,925
North Range Metropolitan District No. 2;
Series 2017 A, Ref. GO Bonds	5.63%	12/01/2037	3,270	3,357,705
Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	4,885	4,991,549
Series 2017 B, GO Bonds	7.75%	12/15/2047	2,830	2,809,396
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	7,266,482
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	3,000	3,011,468
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	3,712	3,480,048
Palisade Park North Metropolitan District No. 1; Series 2021 B, GO Bonds	5.25%	12/15/2051	2,912	2,488,253
Peak Metropolitan District No. 1;
Series 2021 A, GO Bonds(i)	5.00%	12/01/2051	1,725	1,604,570
Series 2021 B, GO Bonds(i)	7.63%	12/15/2051	1,652	1,525,775
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,021	950,562
Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	455,527
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(i)	4.75%	12/01/2045	3,930	3,758,228
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,290	2,138,573
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	585,887
Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	536,383
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(k)	6.50%	12/01/2035	1,000	500,000
Riverwalk Metropolitan District No. 2; Series 2022 B, RB	7.75%	12/15/2052	5,902	5,558,552
RM Mead Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2050	4,370	4,155,064
Series 2020 B, GO Bonds	8.00%	12/15/2050	610	574,653
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,637	1,599,609
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	377,610
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(i)	5.00%	12/01/2041	5,645	5,106,418
Series 2021 B, GO Bonds(i)	8.25%	12/15/2051	7,200	6,774,422
Settler’s Crossing Metropolitan District No. 1;
Series 2020 A, GO Bonds(i)	5.00%	12/01/2040	1,000	1,001,198
Series 2020 A, GO Bonds(i)	5.13%	12/01/2050	1,630	1,558,330
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	563,778
Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	4,189,189
Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	760,903
Silver Peaks Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	580	538,741
Series 2020 B, GO Bonds	7.00%	12/15/2050	500	458,630
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,778,196
Spring Valley Metropolitan District No. 3; Series 2020 B, GO Bonds	8.50%	12/15/2049	729	679,133
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	$ 1,080	$ 1,093,934
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,734,861
Sterling Ranch Community Authority Board;
Series 2017 B, RB	7.50%	12/15/2047	6,500	6,524,874
Series 2020 B, RB	7.13%	12/15/2050	725	683,910
Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	7,545	7,603,972
Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,601,468
Talon Pointe Metropolitan District;
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2039	3,260	3,166,819
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	5,345	4,882,899
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,426,310
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,695	1,554,548
Timberleaf Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	777	739,864
Trails at Crowfoot Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,000	1,004,962
Series 2019, GO Bonds	9.00%	12/15/2049	3,140	2,986,683
Transport Metropolitan District No. 3;
Series 2021 A-1, GO Bonds	5.00%	12/01/2041	1,000	1,020,174
Series 2021 A-1, GO Bonds	5.00%	12/01/2051	2,960	2,941,914
Series 2021 A-2, GO Bonds(g)	5.50%	12/01/2051	3,000	2,541,882
Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds	6.25%	12/01/2049	1,240	1,222,657
University of Colorado; Series 2014 A, RB(a)(b)(c)	5.00%	06/01/2046	16,835	17,860,645
USAFA Visitor’s Center Business Improvement District; Series 2022 C, RB(i)	7.75%	12/15/2052	24,275	22,824,838
Velocity Metropolitan District No. 5;
Series 2020 A-2, GO Bonds(g)	6.00%	12/01/2050	13,100	8,945,780
Series 2022 B, GO Bonds	8.00%	12/15/2039	14,197	13,145,273
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(i)	5.70%	12/01/2051	27,543	25,272,190
Villages at Johnstown Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	1,020	952,187
Series 2020 B, GO Bonds	7.50%	12/15/2050	843	782,339
Wagons West Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,685	1,643,206
Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	520,922
Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	3,814,107
Waterstone Metropolitan District No. 1; Series 2020 A, GO Bonds	6.00%	12/01/2049	15,680	16,178,248
Waterview II Metropolitan District; Series 2022 B, GO Bonds	8.00%	12/15/2051	2,915	2,752,059
Westerly Metropolitan District No. 4;
Series 2021 A-2, GO Bonds(g)	5.20%	12/01/2050	1,000	803,738
Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	3,954,284
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	600	602,436
Series 2019 B, GO Bonds(i)	7.75%	12/15/2049	505	484,024
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	608,581
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	9,000	7,162,386
Series 2021 A-2, RB(g)	4.63%	12/01/2051	34,685	20,401,186
Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(i)	5.13%	12/01/2050	2,700	2,326,990
				1,077,086,919
Connecticut–0.19%
Connecticut (State of) (Social Bonds); Series 2021 B, GO Bonds	5.00%	06/01/2041	250	283,869
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	5,365	5,270,481
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital); Series 2022, Ref. RB	4.00%	07/01/2041	1,725	1,657,784
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(k)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2050	9,280	8,814,014
				16,978,348
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware–0.16%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	$ 2,200	$ 2,247,092
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(i)	5.13%	07/01/2038	8,000	8,160,742
Series 2018, Ref. RB(i)	5.25%	07/01/2048	4,100	4,152,996
				14,560,830
District of Columbia–1.31%
District of Columbia; Series 2014 C, GO Bonds(c)	5.00%	06/01/2038	21,000	22,126,875
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	505,789
Series 2017 A, RB	5.00%	07/01/2037	2,650	2,659,319
Series 2017 A, RB	5.00%	07/01/2052	10,485	10,044,464
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	7,750	7,799,574
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(j)	0.00%	06/15/2046	100,920	22,324,120
Series 2006 C, RB(j)	0.00%	06/15/2055	60,320	4,934,948
District of Columbia Water & Sewer Authority; Series 2013 A, RB(a)(b)(c)	5.00%	10/01/2044	27,000	28,182,001
Metropolitan Washington Airports Authority;
Series 2010, RB (INS - BAM)(h)(j)	0.00%	10/01/2037	16,935	8,546,365
Series 2022, Ref. RB (INS - AGM)(h)	4.00%	10/01/2052	5,000	5,024,271
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	7,500	7,176,897
				119,324,623
Florida–6.67%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 09/15/2020; Cost $2,190,761)(f)	5.00%	11/15/2024	2,320	2,201,994
Series 2014, RB (Acquired 09/15/2020; Cost $886,322)(f)	5.63%	11/15/2029	1,000	890,279
Series 2014, RB (Acquired 06/03/2020-06/04/2020; Cost $3,437,500)(f)	6.00%	11/15/2029	4,000	3,582,341
Series 2014, RB (Acquired 03/31/2020-10/04/2021; Cost $2,770,031)(f)	6.00%	11/15/2034	3,305	2,775,192
Series 2014, RB (Acquired 02/26/2014-12/04/2020; Cost $20,071,307)(f)	6.25%	11/15/2044	22,145	17,843,890
Series 2014, RB (Acquired 02/26/2014-09/15/2020; Cost $4,769,946)(f)	6.38%	11/15/2049	5,130	4,092,100
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB(a)	8.00%	10/01/2032	1,000	1,041,200
Series 2012 A, Ref. RB(a)	8.00%	10/01/2042	2,500	2,603,001
Series 2012 A, Ref. RB(a)	8.00%	10/01/2046	2,000	2,082,401
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	11,450	11,358,844
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(i)	5.00%	11/15/2061	40,750	31,770,827
Series 2022 B, RB(i)	6.50%	11/15/2033	3,325	3,028,969
Atlantic Beach (City of), FL (Fleet Landing);
Series 2018 A, RB	5.00%	11/15/2043	1,100	1,161,995
Series 2018 A, RB	5.00%	11/15/2048	5,000	5,255,667
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	5.00%	04/01/2052	10,000	10,996,244
Broward (County of), FL;
Series 2017, RB(c)(d)(l)	5.00%	10/01/2042	12,045	12,850,555
Series 2020-XL0136, Ctfs.(c)(d)	4.00%	10/01/2049	14,000	13,957,219
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	765	764,889
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.);
Series 2015, Ref. RB(i)	5.88%	07/01/2040	1,165	1,168,992
Series 2015, Ref. RB(i)	6.00%	07/01/2045	6,000	6,021,339
Series 2015, Ref. RB(i)	6.00%	07/01/2050	5,360	5,371,597
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(i)	5.00%	12/15/2050	1,955	1,960,660
Series 2020, RB(i)	5.00%	12/15/2055	2,845	2,847,985
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB(e)	4.00%	07/01/2038	$ 2,750	$ 1,100,000
Series 2018 A-1, RB(e)	4.00%	07/01/2043	1,000	400,000
Series 2018 A-1, RB(e)	5.00%	07/01/2048	5,660	2,264,000
Series 2018 A-1, RB(e)	4.13%	07/01/2053	2,000	800,000
Series 2018 B, RB(e)	5.00%	07/01/2043	500	115,000
Series 2018 B, RB(e)	5.00%	07/01/2053	1,100	253,000
Capital Trust Agency, Inc. (Imagine School at North Manatee); Series 2021 C, RB(i)	5.00%	06/01/2056	520	508,358
Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	2,825	2,188,577
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(i)	5.00%	07/01/2037	1,000	944,258
Series 2017, Ref. RB(i)	5.00%	07/01/2046	600	534,538
Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(i)	4.00%	06/15/2051	2,220	1,747,860
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 12/02/2015; Cost $5,348,646)(e)(f)(i)	6.75%	12/01/2035	5,405	1,675,550
Series 2015, RB (Acquired 12/02/2015; Cost $1,976,520)(e)(f)(i)	7.00%	12/01/2045	2,000	620,000
Series 2015, RB (Acquired 12/02/2015; Cost $989,541)(e)(f)(i)	7.13%	12/01/2050	1,000	310,000
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(i)	4.00%	12/01/2028	4,110	3,957,196
Series 2018 A, RB(i)	5.25%	12/01/2043	15,850	16,032,456
Series 2018 A, RB(i)	5.25%	12/01/2058	16,600	16,609,010
Capital Trust Agency, Inc. (WFCS Portfolio); Series 2021 A, RB(i)	5.00%	01/01/2056	1,000	947,134
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(d)(i)	5.00%	10/01/2049	2,420	2,442,565
Series 2021, RB(d)(i)	4.00%	10/01/2051	2,000	1,655,410
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013-09/18/2020; Cost $6,344,560)(e)(f)(i)	8.13%	05/15/2044	6,670	4,535,600
Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $43,950,403)(e)(f)(i)	8.25%	05/15/2049	44,570	30,307,600
Series 2015 A, RB (Acquired 06/30/2015; Cost $345,000)(e)(f)(i)	5.50%	05/15/2025	345	234,600
Series 2015 A, RB (Acquired 06/30/2015; Cost $875,000)(e)(f)(i)	6.25%	05/15/2035	875	595,000
Series 2015 A, RB (Acquired 06/30/2015; Cost $3,000,000)(e)(f)(i)	6.50%	05/15/2049	3,000	2,040,000
East Homestead Community Development District; Series 2013, RB	5.63%	11/01/2043	2,000	2,018,242
Florida Development Finance Corp. (Global Outreach Charter Academy);
Series 2021 A, Ref. RB(i)	4.00%	06/30/2046	925	828,531
Series 2021 A, Ref. RB(i)	4.00%	06/30/2056	1,390	1,181,665
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(d)(i)	7.38%	01/01/2049	32,000	32,380,694
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(i)(k)	0.00%	05/15/2037	970	10
Series 2017, Ref. RB(i)	6.38%	05/15/2037	2,705	2,456,599
Series 2017, Ref. RB(i)(k)	6.38%	05/15/2037	1,265	253,000
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(i)	6.13%	06/15/2046	14,035	14,711,716
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	2,325	2,331,375
Series 2012, RB	7.00%	10/01/2026	60	60,141
Series 2012, RB	7.25%	10/01/2041	595	596,371
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(b)(d)(i)	6.25%	01/01/2024	14,410	14,300,545
Series 2019 A, Ref. RB(b)(d)(i)	6.38%	01/01/2026	43,480	42,642,497
Series 2019 A, Ref. RB(b)(d)(i)	6.50%	01/01/2029	6,310	6,100,373
Florida Development Finance Corp. (Waste Pro U.S.A., Inc.); Series 2021, RB(d)	3.00%	06/01/2032	500	413,355
Fort Pierce (City of), FL Utilities Authority; Series 2022 A, Ref. RB (INS - AGM)(h)	4.00%	10/01/2052	5,000	5,001,107
Gramercy Farms Community Development District;
Series 2007 A-1, RB(e)	5.25%	05/01/2039	1,335	3,351
Series 2007 A-2, RB(e)	5.25%	05/01/2039	1,700	4,267
Series 2011, Ref. RB(g)(k)	0.00%	05/01/2039	16,460	8,559,200
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $12,285,296)(f)	6.25%	04/01/2049	13,980	6,291,000
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	905	905,583
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	$ 9,000	$ 8,912,323
Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	5,851,928
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(i)	5.50%	07/15/2048	2,250	2,226,775
Series 2018 A, RB(i)	5.75%	07/15/2053	2,030	2,064,354
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/2032	1,880	1,881,631
Series 2012, IDR	5.75%	06/15/2042	3,210	3,212,360
Miami-Dade (County of), FL;
Series 2009, RB(j)	0.00%	10/01/2035	12,000	7,229,953
Series 2009, RB(j)	0.00%	10/01/2042	42,215	17,994,389
Series 2021, RB (INS - BAM)(h)	3.00%	10/01/2043	10,130	4,681,344
Series 2021, RB (INS - BAM)(h)	3.00%	10/01/2051	12,000	10,705,505
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	13,500	14,429,147
Miami-Dade (County of), FL Water & Sewer System; Series 2019 XX1109, Revenue Ctfs.(c)(l)	4.00%	10/01/2049	17,500	17,937,435
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB	4.00%	10/01/2052	17,245	17,360,435
Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	950	950,646
Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	2,450	2,453,504
Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	515	515,736
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	120	120,172
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	510	510,729
Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	205	205,293
Orlando (City of), FL; Series 2014 A, RB(a)(b)(c)	5.00%	11/01/2039	20,305	21,481,937
Osceola (County of), FL; Series 2020 A-1, Ref. RB	4.00%	10/01/2054	4,100	4,055,746
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	6,255	6,274,825
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB(a)(b)	7.50%	06/01/2022	2,750	2,805,000
Palm Beach (County of), FL Health Facilities Authority (Toby & Leon Cooperman); Series 2022, Ref. RB	4.00%	06/01/2041	2,100	1,951,612
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	4,690	4,788,176
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(d)(i)	5.88%	01/01/2033	7,000	7,516,067
Reunion East Community Development District;
Series 2002 A-2, RB(e)(k)	7.38%	05/01/2033	145	1
Series 2005, RB(e)(k)	5.80%	05/01/2036	1,716	17
Sarasota County Public Hospital District; Series 2022-XL0264, RB(c)	4.00%	07/01/2048	36,680	36,864,526
Sterling Hill Community Development District; Series 2003 A, RB(k)(m)	6.20%	05/01/2035	1,375	742,325
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,000	4,136,364
Tampa Bay Water; Series 2001 A, RB (INS - NATL)(c)(h)	6.00%	10/01/2029	13,440	16,574,400
Treeline Preserve Community Development District; Series 2007 A, RB(e)(k)	6.80%	05/01/2039	4,895	2,692,250
				608,612,419
Georgia–1.19%
Atlanta (City of), GA; Series 2015, RB(c)	5.00%	11/01/2040	37,555	39,936,689
Brookhaven Development Authority; Series 2022-XX1218, RB(c)	4.00%	07/01/2049	10,150	10,181,899
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.); Series 2022, RB	4.00%	04/01/2052	4,500	4,500,974
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB(c)	4.00%	07/01/2049	15,000	15,281,465
Fulton (County of), GA Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2019 A, Ref. RB(i)	5.00%	04/01/2047	2,740	2,728,228
Series 2019 A, Ref. RB(i)	5.00%	04/01/2054	1,660	1,621,115
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB(i)	5.00%	01/01/2036	$ 2,000	$ 2,023,379
Series 2021, RB(i)	5.00%	01/01/2054	6,000	5,781,479
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	15,000	16,037,284
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(i)	5.00%	11/01/2037	6,000	6,203,645
Series 2017 A, Ref. RB(i)	5.00%	11/01/2047	4,480	4,575,604
				108,871,761
Hawaii–0.09%
Hawaii (State of); Series 2022 A, RB(d)	4.00%	07/01/2039	7,975	8,035,325
Idaho–0.32%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (Acquired 11/03/2006; Cost $7,640,000)(d)(e)(f)(k)	7.50%	11/01/2024	7,640	0
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	3.80%	10/01/2031	550	490,612
Series 2014, RB	4.00%	10/01/2033	1,000	876,256
Series 2014, RB	4.50%	10/01/2050	17,030	13,608,589
Series 2014, RB	4.55%	10/01/2056	12,000	9,437,225
Series 2021, Ref. RB	8.00%	10/01/2028	3,450	3,255,688
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(i)(j)	0.00%	07/01/2049	9,112	1,790,300
				29,458,670
Illinois–9.51%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	980	980,806
Bolingbrook (Village of), IL;
Series 2005, RB	6.25%	01/01/2024	2,428	2,352,960
Series 2005, RB	6.00%	01/01/2026	4,500	4,214,839
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.25%	03/01/2041	4,000	3,811,647
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(i)	6.25%	09/01/2045	4,000	4,109,199
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	3,145	3,277,645
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,244,114
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,128,880
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,251,101
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,320,329
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,603,877
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2035	10,640	11,082,103
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	390,582
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	415,406
Series 2014 A, Ref. GO Bonds	5.25%	01/01/2033	3,250	3,314,226
Series 2014, RB(c)	5.00%	01/01/2044	16,755	16,993,987
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,627,264
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,083,102
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	64,150	32,841,136
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(k)	7.46%	02/15/2026	1,857	1,739,426
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(c)(d)	5.00%	01/01/2047	27,500	28,693,310
Series 2017 D, RB(c)(d)	5.00%	01/01/2052	9,960	10,365,689
Series 2018 A, Ref. RB(d)	5.00%	01/01/2053	5,000	5,225,753
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	12,280	12,291,344
Series 2015 C, GO Bonds	5.25%	12/01/2039	23,310	23,993,095
Series 2017 H, GO Bonds	5.00%	12/01/2046	3,000	3,097,131
Series 2018 D, GO Bonds	5.00%	12/01/2046	4,000	4,147,667
Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	19,278,859
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2016 C, GO Bonds(c)(l)	5.00%	12/01/2045	19,750	21,513,424
Chicago (City of), IL Transit Authority; Series 2014, RB(c)	5.25%	12/01/2049	27,000	27,925,463
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Cook (County of), IL; Series 2018, RB(c)	5.25%	11/15/2036	$ 7,750	$ 8,793,075
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.63%	12/01/2031	1,530	1,473,502
Evanston (City of), IL (Roycemore School); Series 2021, RB(i)	4.63%	04/01/2051	1,250	1,013,362
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,379	1,260,687
Gilberts Special Service Area No. 25 (The Conservancy); Series 2018 A, RB(g)	6.00%	03/01/2048	13,052	12,390,170
Illinois (State of);
Series 2013, GO Bonds	5.50%	07/01/2027	5,105	5,238,711
Series 2013, GO Bonds	5.25%	07/01/2030	4,965	5,094,665
Series 2013, GO Bonds	5.50%	07/01/2033	1,520	1,559,006
Series 2013, GO Bonds	5.50%	07/01/2038	9,000	9,210,196
Series 2016, GO Bonds	5.00%	11/01/2028	10,700	11,470,369
Series 2016, GO Bonds	4.00%	06/01/2033	3,150	3,113,392
Series 2016, Ref. GO Bonds	5.00%	02/01/2025	4,775	5,061,945
Series 2016, Ref. GO Bonds	5.00%	02/01/2026	4,775	5,138,732
Series 2016, Ref. GO Bonds	5.00%	02/01/2027	12,145	13,230,603
Series 2017 A, GO Bonds	5.00%	12/01/2034	5,125	5,340,428
Series 2017 C, GO Bonds	5.00%	11/01/2029	10,350	11,128,552
Series 2017 D, GO Bonds(c)(l)	5.00%	11/01/2023	33,000	34,263,339
Series 2017 D, GO Bonds	5.00%	11/01/2025	21,000	22,517,088
Series 2017 D, GO Bonds	5.00%	11/01/2026	7,500	8,148,418
Series 2017 D, GO Bonds	5.00%	11/01/2027	13,000	14,228,789
Series 2018 A, GO Bonds	6.00%	05/01/2028	6,985	8,026,713
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,556,305
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	4,020	4,019,469
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(i)	6.00%	12/01/2045	3,715	3,932,873
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,000	3,009,084
Series 2019 A, Ref. RB	5.00%	11/01/2040	6,660	6,580,775
Series 2019 A, Ref. RB	5.00%	11/01/2049	38,385	36,621,724
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB (Acquired 04/12/2017; Cost $6,795,000)(f)	5.25%	05/15/2037	6,795	6,569,407
Series 2017, Ref. RB (Acquired 04/12/2017-09/08/2020; Cost $12,531,215)(f)	5.25%	05/15/2048	12,770	11,705,437
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	65,871	54,346,067
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(a)(b)	7.00%	08/15/2023	12,210	12,900,928
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(a)(b)	5.25%	05/15/2025	4,810	5,228,390
Series 2015, Ref. RB(a)(b)	5.25%	05/15/2025	1,850	2,010,919
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	771,427
Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,536,368
Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	9,170	9,173,884
Series 2018 B, Ref. RB(i)	6.13%	04/01/2058	6,000	6,380,541
Series 2019 A, RB(i)	6.13%	04/01/2049	5,000	5,342,308
Series 2019 A, RB(i)	6.13%	04/01/2058	15,350	16,323,551
Illinois (State of) Finance Authority (Rush University Medical Center);
Series 2015 A, Ref. RB	5.00%	11/15/2038	2,500	2,591,997
Series 2015 B, Ref. RB	5.00%	11/15/2039	3,700	3,833,500
Illinois (State of) Finance Authority (Social Bonds);
Series 2021, Ref. RB	4.00%	11/01/2041	725	700,139
Series 2021, Ref. RB	4.00%	11/01/2056	350	316,858
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	985	1,013,168
Series 2017, Ref. RB	5.25%	02/15/2037	2,365	2,440,276
Series 2017, Ref. RB	5.25%	02/15/2047	7,500	7,646,341
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(a)(b)	5.25%	04/01/2023	27,000	27,791,635
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	8,820	9,270,507
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	11,236,984
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(i)	5.45%	01/01/2046	$ 5,000	$ 4,086,416
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(h)(j)	0.00%	06/15/2034	5,000	3,099,703
Series 2002 A, RB (INS - NATL)(h)(j)	0.00%	12/15/2038	29,950	15,104,309
Series 2002 A, RB (INS - NATL)(h)(j)	0.00%	12/15/2040	25,000	11,422,860
Series 2012 B, RB(j)	0.00%	12/15/2051	13,165	3,402,522
Series 2012, RB(j)	0.00%	12/15/2050	35,755	9,735,117
Series 2015 A, RB	5.00%	06/15/2053	4,000	4,163,805
Series 2015, RB(j)	0.00%	12/15/2052	31,000	7,601,107
Series 2017 B, Ref. RB(g)	4.95%	12/15/2047	3,000	1,777,303
Series 2017 B, Ref. RB(j)	0.00%	12/15/2054	20,000	4,444,256
Series 2017, RB	5.00%	06/15/2057	10,000	10,604,143
Series 2020, Ref. RB	5.00%	06/15/2050	13,700	14,377,472
Malta (Village of), IL (Prairie Springs); Series 2006, RB(k)	5.75%	12/30/2025	1,800	630,000
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,220	1,268,823
Metropolitan Water Reclamation District of Greater Chicago; Series 2015 A, GO Bonds(a)(b)(c)	5.00%	12/01/2044	31,000	33,306,047
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,896,207
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(e)(k)	5.80%	03/01/2037	5,615	617,650
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2048	15,000	16,534,485
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(d)	5.75%	08/01/2042	1,945	1,946,325
St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	545	544,967
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	0.00%	12/31/2038	1,915	1,406,062
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,189	1,157,548
Yorkville (United City of), IL Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	2,710	2,710,868
				867,704,963
Indiana–1.11%
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2046	5,785	6,052,195
Indiana (State of) Finance Authority (Indiana University Health Obligated Group);
Series 2015 A, RB(c)	5.00%	12/01/2040	15,750	16,452,946
Series 2019 A, RB	4.00%	12/01/2049	0	13,001,444
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(i)	5.90%	07/01/2038	1,000	1,027,075
Series 2018 A, Ref. RB(i)	6.00%	07/01/2048	2,750	2,817,788
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	4.25%	11/01/2030	3,505	3,598,420
Series 2012 A, RB	5.00%	06/01/2039	7,145	7,155,957
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,000	3,018,332
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	6,465	6,578,856
Indiana Finance Authority; Series 2022-XX1220, RB(c)	4.00%	12/01/2049	13,000	13,001,444
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB	6.90%	12/01/2033	5,320	5,320,000
Valparaiso (City of), IN (Pratt Paper, LLC);
Series 2013, RB(d)	6.75%	01/01/2034	10,785	11,283,375
Series 2013, RB(d)	7.00%	01/01/2044	11,000	11,546,671
				100,854,503
Iowa–0.92%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2022, Ref. RB(b)	5.00%	12/01/2042	47,000	50,413,056
Series 2022, Ref. RB	5.00%	12/01/2050	8,250	8,740,899
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2047	4,500	4,506,272
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2039	1,000	1,013,139
Series 2021 A-2, Ref. RB	4.00%	06/01/2040	1,000	1,011,196
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	1,070	1,070,000
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2065	125,190	17,360,385
				84,114,947
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.40%
Olathe (City of), KS (West Village Center);
Series 2007, RB	5.45%	09/01/2022	$ 395	$ 393,242
Series 2007, RB	5.50%	09/01/2026	2,835	2,656,040
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(k)(m)	5.75%	12/01/2025	363	254,246
Series 2006 A, RB(k)(m)	5.88%	12/01/2025	682	477,158
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(k)(m)	5.88%	12/01/2025	804	522,787
Wichita (City of), KS (Larksfield Place);
Series 2013 III, Ref. RB(a)(b)	7.13%	12/15/2023	1,000	1,077,722
Series 2013 III, Ref. RB(a)(b)	7.38%	12/15/2023	5,000	5,407,434
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	5,000	5,076,527
Series 2013 IV-A, RB	6.50%	05/15/2048	11,000	11,173,836
Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,869,835
Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,776,940
Series 2019, Ref. RB	5.00%	05/15/2034	1,000	995,527
Series 2019, Ref. RB	5.00%	05/15/2050	2,615	2,464,902
Wyandotte (County of), KS Unified Government (Legends Apartments Garage & West Lawn); Series 2018, RB	4.50%	06/01/2040	1,830	1,689,500
				36,835,696
Kentucky–0.78%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	11,895	12,603,519
Series 2016, Ref. RB	5.50%	02/01/2044	10,670	11,162,801
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	7,855	8,265,150
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,586,716
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2041	4,000	4,171,973
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,187,642
Series 2015, Ref. RB	5.75%	11/15/2045	2,350	2,305,448
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	4,504,434
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB(g)	6.60%	07/01/2039	9,000	10,077,484
Series 2013 C, RB(g)	6.75%	07/01/2043	5,000	5,592,355
Series 2013 C, RB(g)	6.88%	07/01/2046	7,000	7,850,819
Kentucky (State of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	5.13%	07/01/2055	2,000	1,849,093
				71,157,434
Louisiana–0.68%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,322,634
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,215,973
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	9,126,357
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption Parish Gomesa); Series 2021, RB(i)	3.88%	11/01/2045	5,875	4,793,388
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron Parish, Louisiana Gomesa) (Green Bonds); Series 2018, RB(i)	5.65%	11/01/2037	4,070	4,314,133
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche Parish Gomesa); Series 2019, RB(i)	3.95%	11/01/2043	4,475	3,866,784
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha) (Green Bonds); Series 2018, RB(i)	5.38%	11/01/2038	625	650,206
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary Parish Gomesa); Series 2019, RB(i)	4.40%	11/01/2044	3,775	3,534,446
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne Parish Gomesa Project); Series 2018 A, RB(i)	5.50%	11/01/2039	$ 2,465	$ 2,577,164
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesa) (Green Bonds); Series 2019, RB(i)	4.63%	11/01/2038	1,960	1,956,574
Louisiana (State of) Public Facilities Authority (Encore Academy); Series 2021, RB(i)	5.00%	06/01/2051	3,055	2,698,363
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB(c)(d)(l)	5.00%	01/01/2048	17,750	18,632,816
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010, RB(i)	6.35%	07/01/2040	3,000	3,438,686
				62,127,524
Maine–0.28%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	5,000	5,226,360
Series 2016 A, RB	5.00%	07/01/2046	3,705	3,852,896
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB(a)(b)	5.00%	07/01/2023	16,300	16,877,674
				25,956,930
Maryland–0.27%
Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	2,145	2,176,099
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2032	3,135	3,155,343
Howard (County of), MD (Annapolis Junction Town Center);
Series 2014, RB	5.80%	02/15/2034	720	727,239
Series 2014, RB	6.10%	02/15/2044	1,420	1,434,447
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,406,131
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System); Series 2020, Ref. RB	4.00%	07/01/2045	1,000	990,333
Maryland Economic Development Corp.; Series 2020, RB	4.00%	09/01/2050	4,000	3,452,235
Prince George’s (County of), MD (Westphalia Town Center);
Series 2018, RB(i)	5.13%	07/01/2039	1,300	1,324,059
Series 2018, RB(i)	5.25%	07/01/2048	2,100	2,137,385
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 A-1, Ref. RB	5.00%	11/01/2037	1,250	1,264,118
Series 2017 B, RB	5.00%	11/01/2042	4,600	4,614,939
Series 2017 B, RB	5.00%	11/01/2047	500	497,130
				24,179,458
Massachusetts–1.01%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2049	1,750	1,762,032
Series 2019, RB	5.00%	06/15/2054	1,620	1,628,189
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(c)(h)	5.50%	08/01/2030	32,040	39,151,916
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2047	2,700	2,426,072
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(c)	5.50%	07/01/2032	5,015	6,311,781
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(i)	5.00%	07/15/2046	500	518,517
University of Massachusetts Building Authority; Series 2017-1, RB(c)	5.25%	11/01/2047	36,580	40,578,457
				92,376,964
Michigan–0.93%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2044	900	901,618
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,724,435
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,459,819
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,465	1,341,720
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2021, Ref. RB(i)	5.00%	08/15/2051	3,015	2,800,993
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority;
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2065	$ 77,250	$ 9,365,512
Series 2021, Ref. RB	3.00%	09/01/2050	785	613,440
Series 2021, Ref. RB	4.00%	09/01/2050	1,550	1,516,173
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-4, Ref. RB	5.00%	07/01/2031	7,000	7,300,742
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	4,000	4,168,556
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	8,700	9,054,081
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB(i)	5.00%	07/01/2036	1,970	1,530,271
Series 2016, RB(i)	5.00%	07/01/2046	2,000	1,366,478
Series 2016, RB(i)	5.00%	07/01/2051	3,080	2,035,352
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	6,350	6,349,875
Michigan Finance Authority; Series 2022-XL0271, RB(c)	4.00%	02/15/2050	14,975	14,896,446
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	6,735,143
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB(i)	5.00%	07/01/2036	4,550	3,534,383
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	4,895	3,344,454
Series 2016 A, Ref. RB(i)	5.00%	07/01/2051	2,795	1,847,015
				84,886,506
Minnesota–1.23%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,749,869
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.00%	07/01/2037	375	350,711
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	840	853,972
Series 2015, RB	5.50%	07/01/2040	2,250	2,273,339
Series 2015, RB	5.75%	07/01/2046	2,800	2,836,032
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB	5.70%	04/01/2036	2,000	1,792,106
Dakota (County of), MN Community Development Agency (Quill); Series 2021, RB(i)	3.55%	04/01/2039	5,000	3,961,786
Deephaven (City of), MN (Seven Hills Preparatory Academy); Series 2017, RB	5.00%	10/01/2049	1,200	1,130,110
Minneapolis (City of), MN (Riverton Community Housing);
Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,641,585
Series 2018, RB(i)	4.75%	08/01/2043	600	602,101
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,176,053
Sartell (City of), MN (Country Manor Campus LLC); Series 2013, RB	5.38%	09/01/2043	5,000	4,921,788
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $26,750,000)(b)(e)(f)(i)	6.00%	07/01/2027	26,750	25,412,500
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	500	505,039
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	745	745,551
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, RB	6.00%	10/01/2035	2,695	2,733,623
Series 2015, RB	6.25%	10/01/2045	4,275	4,329,506
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project);
Series 2018, RB	5.00%	12/01/2043	4,170	4,271,581
Series 2018, RB	5.13%	12/01/2049	7,560	7,752,782
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,051,704
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,760,530
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	4,000	3,540,237
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,686,677
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	1,062,919
Series 2018, Ref. RB	5.00%	10/01/2043	1,000	943,580
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,316,077
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	$ 3,295	$ 3,372,597
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	4,648,144
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	4,591,624
Series 2018 B, Ref. RB	6.75%	12/01/2025	425	417,278
West St. Paul (City of), MN (Walker Westwood Ridge Campus);
Series 2017, Ref. RB	5.00%	11/01/2037	400	393,652
Series 2017, Ref. RB	5.00%	11/01/2049	1,275	1,192,054
Series 2017, Ref. RB	4.75%	11/01/2052	375	331,655
				112,348,762
Mississippi–0.08%
Mississippi (State of) Development Bank (Jackson Co. Gomesa); Series 2021, RB(i)	3.63%	11/01/2036	1,000	866,451
Mississippi Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(i)	4.55%	11/01/2039	2,250	2,217,978
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	5,000	4,655,554
				7,739,983
Missouri–1.52%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood); Series 2002, RB (Acquired 10/24/2002; Cost $5,250,000)(e)(f)(k)	7.20%	05/01/2049	5,250	1,732,500
Ballwin (City of), MO (Ballwin Town Center); Series 2002 A, Ref. RB(k)	6.50%	10/01/2022	1,922	518,905
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(k)	5.50%	04/01/2027	6,055	1,634,850
Dardenne Town Square Transportation Development District; Series 2006 A, RB(k)(m)	5.00%	05/01/2036	5,190	2,387,400
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(k)(m)	5.75%	12/01/2028	1,250	375,000
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(i)	5.25%	12/01/2048	5,415	5,554,312
Series 2019 B, RB(i)	7.75%	12/15/2048	3,853	3,855,962
Kansas City (City of), MO Industrial Development Authority; Series 2020-XL0150, RB (INS - AGM)(c)(d)(h)	5.00%	03/01/2057	40,000	42,758,624
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2020, RB(d)	4.00%	03/01/2045	11,040	10,966,389
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(d)	6.45%	05/01/2040	1,778	1,778,791
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(i)	5.00%	02/01/2050	2,550	2,138,274
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	14,250	13,882,852
Series 2017, Ref. RB	5.25%	05/15/2037	1,285	1,292,749
Series 2017, Ref. RB	5.25%	05/15/2042	1,000	998,744
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group); Series 2014 A, RB	5.25%	08/15/2039	3,000	3,031,426
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village); Series 2018, Ref. RB	5.00%	08/15/2032	1,020	1,041,179
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(i)	6.00%	06/01/2046	6,170	5,949,873
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	970	955,873
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(i)	4.25%	12/01/2042	5,460	5,527,451
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.75%	11/15/2047	1,500	1,266,525
St. Louis (City of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	970	970,673
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2038	5,500	5,433,326
Series 2018 A, RB	5.13%	09/01/2048	12,345	12,073,853
Series 2018 A, RB	5.13%	09/01/2049	6,475	6,321,185
Series 2018 A, RB	5.25%	09/01/2053	5,900	5,828,051
				138,274,767
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Montana–0.04%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	$ 1,000	$ 1,018,720
Series 2017, Ref. RB	5.25%	05/15/2052	2,320	2,321,934
				3,340,654
Nebraska–0.24%
Central Plains Energy Project (No. 3); Series 2012, RB(n)	5.00%	09/01/2042	21,715	21,888,501
Nevada–0.39%
Clark (County of), NV (Homestead Boulder City); Series 1997, RB	6.50%	12/01/2027	1,220	1,220,118
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds(c)	5.00%	05/01/2048	16,650	18,268,165
Las Vegas (City of), NV; Series 2016, RB(i)	4.38%	06/15/2035	4,000	3,807,739
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(d)(i)	6.25%	12/15/2037	1,000	968,138
Nevada (State of) Department of Business & Industry (Somerset Academy);
Series 2018 A, RB(i)	5.00%	12/15/2038	1,000	1,035,657
Series 2018 A, RB(i)	5.00%	12/15/2048	3,000	3,070,135
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(i)(j)	0.00%	07/01/2058	35,500	4,200,364
Series 2018 D, Ref. RB(i)(j)	0.00%	07/01/2058	13,000	1,251,425
Tahoe-Douglas Visitors Authority; Series 2020, RB	5.00%	07/01/2051	2,000	2,062,416
				35,884,157
New Hampshire–0.15%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(b)(d)(i)	3.75%	07/02/2040	4,470	3,956,376
New Hampshire (State of) Business Finance Authority (Covanta);
Series 2018 C, Ref. RB(d)(i)	4.88%	11/01/2042	7,500	7,513,385
Series 2020 A, Ref. RB(b)(i)	3.63%	07/02/2040	2,130	1,879,231
				13,348,992
New Jersey–4.49%
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.25%	06/15/2027	10,000	10,688,460
Series 2017 B, Ref. RB	5.00%	11/01/2024	13,000	13,730,909
Series 2017 B, Ref. RB	5.00%	11/01/2026	23,695	25,720,446
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.);
Series 2019 A, RB(i)	5.00%	06/15/2049	1,110	1,122,641
Series 2019 A, RB(i)	5.00%	06/15/2054	725	731,572
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(d)	5.25%	09/15/2029	47,065	47,401,425
Series 2000 A, RB(d)	5.63%	11/15/2030	20,000	20,368,192
Series 2012, RB(d)	5.75%	09/15/2027	34,325	34,468,482
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	1,800	1,804,260
Series 2012 A, RB	6.10%	07/01/2044	4,025	4,033,217
Series 2012 C, RB	5.00%	07/01/2032	1,370	1,371,896
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,505,485
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(d)	5.38%	01/01/2043	22,110	22,605,249
Series 2013, RB(d)	5.63%	01/01/2052	22,695	23,236,169
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - NATL)(h)(j)	0.00%	12/15/2031	$ 46,780	$ 34,292,762
Series 2008 A, RB(j)	0.00%	12/15/2035	13,000	7,882,259
Series 2009 A, RB(j)	0.00%	12/15/2038	63,105	33,140,922
Series 2010 A, RB(j)	0.00%	12/15/2029	2,110	1,664,804
Series 2010 A, RB(j)	0.00%	12/15/2030	8,620	6,530,020
Series 2010 A, RB(j)	0.00%	12/15/2031	7,540	5,475,705
Series 2010 A, RB(j)	0.00%	12/15/2036	45,555	26,360,984
Series 2013 AA, RB	5.00%	06/15/2044	3,645	3,690,532
Series 2016 A-1, RN	5.00%	06/15/2028	2,000	2,169,331
Series 2018 A, Ref. RB	5.00%	12/15/2035	4,390	4,757,015
Series 2018 A, Ref. RB	5.00%	12/15/2036	1,200	1,299,043
Series 2019 BB, RB	5.00%	06/15/2044	2,500	2,678,443
Series 2019, RB	5.25%	06/15/2043	10,000	10,873,079
Series 2019, Ref. RB	5.00%	12/15/2039	6,300	6,864,368
Series 2020 AA, RB	5.00%	06/15/2036	1,000	1,104,937
Series 2020 AA, RB	5.00%	06/15/2037	3,000	3,310,665
Series 2020 AA, RB	5.00%	06/15/2045	7,500	8,113,407
New Jersey (State of) Turnpike Authority;
Series 2017 B, RB(c)	5.00%	01/01/2040	11,000	12,080,628
Series 2019 A, RB(c)	5.00%	01/01/2048	23,425	25,827,089
				409,904,396
New Mexico–0.38%
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. RB	5.50%	07/01/2042	10,000	10,025,926
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB(a)(b)	5.00%	07/01/2022	4,625	4,639,223
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2039	1,225	1,228,770
Series 2019 A, RB	5.00%	07/01/2049	13,025	12,666,478
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. RB (CEP - GNMA)	7.13%	12/15/2027	1,355	1,357,226
Winrock Town Center Tax Increment Development District No. 1; Series 2020, RB(i)	8.00%	05/01/2040	5,510	5,106,675
				35,024,298
New York–13.37%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,660	1,661,604
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(j)	0.00%	07/15/2034	14,345	8,505,142
Series 2009, RB(j)	0.00%	07/15/2044	23,805	8,780,872
Broome County Local Development Corp. (Good Shepherd Village at Endwell);
Series 2021, Ref. RB	4.00%	07/01/2041	1,530	1,427,098
Series 2021, Ref. RB	4.00%	01/01/2047	1,160	1,041,079
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,372,431
Series 2017 A, RB	5.00%	08/01/2047	3,790	3,870,970
Series 2017 A, RB	5.00%	08/01/2052	790	805,056
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(d)(i)	5.50%	12/31/2040	13,140	12,465,681
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB	4.00%	06/15/2056	450	376,111
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	10,002,100
Hudson Yards Infrastructure Corp.; Series 2017 A, RB(c)	5.00%	02/15/2039	21,060	22,636,977
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB(a)	5.00%	11/01/2027	4,750	4,821,560
Series 2019 D-1, RB	5.00%	09/01/2022	1,520	1,532,574
Series 2020, RB (INS - AGM)(c)(h)(l)	4.00%	11/15/2043	16,025	15,741,045
Series 2020, RB (INS - AGM)(c)(h)(l)	4.00%	11/15/2049	14,615	14,286,214
Series 2020-XX1156, RB(c)(l)	4.00%	11/15/2053	27,500	26,373,773
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	$ 9,115	$ 9,567,984
Series 2019 B, RB	5.00%	11/15/2052	4,485	4,710,168
Series 2019 C, RB (INS - AGM)(h)	4.00%	11/15/2045	310	304,814
Series 2019 C, RB (INS - AGM)(h)	4.00%	11/15/2046	22,245	21,840,935
Series 2020 A-1, RB	5.00%	11/15/2049	4,490	4,775,023
Series 2020 C-1, RB	4.75%	11/15/2045	10,000	10,283,372
Series 2020 C-1, RB	5.00%	11/15/2050	5,000	5,312,835
Series 2020 D-1, RB	5.00%	11/15/2044	10,000	10,733,168
Series 2020 E, Ref. RB	5.00%	11/15/2030	4,000	4,446,751
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	1,000	941,918
Series 2019, Ref. RB	5.00%	01/01/2050	12,250	11,143,255
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	30,885	22,501,606
Series 2021, Ref. RB(i)	9.00%	01/01/2041	14,980	13,432,768
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,290	10,301,805
Series 2006 A-3, RB	5.13%	06/01/2046	64,730	64,804,265
Series 2006 B, RB(j)	0.00%	06/01/2046	105,990	26,883,081
New York & New Jersey (States of) Port Authority;
Series 2017 200, Ref. RB	5.25%	10/15/2057	20,000	22,170,418
Series 2020 221, RB(d)	4.00%	07/15/2055	500	500,437
Two Hundred Seventh Series 2018, Ref. RB(c)(d)(l)	5.00%	09/15/2029	22,235	24,329,359
New York (City of), NY;
Series 2014 BB, RB	5.00%	06/15/2046	50	50,801
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	3,000	3,605,601
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	3,500	4,198,663
New York (City of), NY Municipal Water Finance Authority; Series 2013 BB, RB	5.00%	06/15/2047	16,475	16,759,746
New York (City of), NY Transitional Finance Authority;
Series 2021 B-1, RB (INS - BAM)(h)	3.00%	08/01/2041	5,000	4,489,906
Subseries 2012 F-1, RB(c)	5.00%	05/01/2039	14,000	14,039,018
Subseries 2013, RB(c)	5.00%	11/01/2042	17,340	17,880,536
Subseries 2019 S1B, RB	3.00%	07/15/2049	5,000	4,197,089
New York (State of) Dormitory Authority;
Series 2014 C, RB(c)	5.00%	03/15/2041	26,940	28,166,632
Series 2015 C, RB(a)(b)	5.00%	09/15/2025	40	43,751
Series 2018 E, RB(c)	5.00%	03/15/2045	35,050	38,396,048
Series 2020 D, Ref. RB	4.00%	02/15/2047	2,000	2,047,334
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB (INS - AGM)(h)	3.00%	09/01/2050	14,775	12,131,534
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(a)(c)	5.00%	03/15/2045	49,140	52,196,135
New York (State of) Thruway Authority; Series 2020-XM0831, Ctfs.(c)	4.00%	01/01/2053	15,000	15,248,282
New York (State of) Thruway Authority (Bid Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2054	10,000	10,195,156
Series 2021 A-1, Ref. RB(c)	4.00%	03/15/2055	15,000	15,093,249
Series 2021 A-1, Ref. RB	4.00%	03/15/2056	15,000	15,270,202
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016 A, RB(j)	0.00%	11/15/2047	12,525	3,631,213
New York Counties Tobacco Trust IV; Series 2005 F, RB(j)	0.00%	06/01/2060	50,000	2,866,765
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(j)	0.00%	06/01/2038	65,990	25,642,691
Series 2005 S-2, RB(j)	0.00%	06/01/2050	45,500	6,595,958
Series 2005 S-3, RB(j)	0.00%	06/01/2055	235,000	17,926,622
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(i)	5.00%	11/15/2044	37,160	37,320,587
Series 2014, Class 2, Ref. RB(i)	5.38%	11/15/2040	2,500	2,544,393
Series 2014, Class 3, Ref. RB(i)	7.25%	11/15/2044	49,000	49,818,555
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - BAM)(h)	3.00%	11/15/2051	10,000	8,210,411
New York State Dormitory Authority; Series 2022-XL0272, RB (INS - AGM)(c)(h)	4.25%	05/01/2052	15,000	15,444,293
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Urban Development Corp.;
Series 2019 A-1, RB(c)	5.00%	03/15/2045	$ 46,015	$ 50,489,959
Series 2020 E, Ref. RB	3.00%	03/15/2050	2,000	1,733,341
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(d)	5.25%	08/01/2031	9,030	9,603,077
Series 2020, Ref. RB(d)	5.38%	08/01/2036	8,730	9,492,408
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	14,725	14,726,035
Series 2016, Ref. RB(d)	5.00%	08/01/2031	3,775	3,775,265
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2023	2,000	2,017,955
Series 2018, RB(d)	5.00%	01/01/2028	10,000	10,522,253
Series 2020, RB(d)	4.00%	10/01/2030	2,500	2,492,664
Series 2020, RB(d)	5.00%	10/01/2035	3,200	3,357,164
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2034	4,905	5,085,857
Series 2018, RB(d)	4.00%	01/01/2036	4,500	4,340,461
Series 2018, RB(d)	5.00%	01/01/2036	3,065	3,170,897
Series 2020, RB(d)	5.00%	10/01/2040	8,000	8,292,347
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(d)	4.38%	10/01/2045	58,000	55,980,655
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(d)	5.00%	07/01/2046	37,950	39,258,577
Series 2016 A, RB(d)	5.25%	01/01/2050	5,420	5,649,415
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	4.00%	12/01/2041	2,500	2,469,570
Series 2022, RB(d)	5.00%	12/01/2037	1,500	1,622,497
Series 2022, RB(d)	5.00%	12/01/2041	1,000	1,073,394
Series 2022, RB(d)	4.00%	12/01/2042	5,000	4,817,782
Series 2022, RB(d)	5.00%	12/01/2042	3,800	4,069,747
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(d)(i)	4.75%	11/01/2042	2,390	2,386,806
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(i)(j)	0.00%	08/15/2060	368,350	21,130,766
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(e)	5.00%	07/01/2027	1,985	982,575
Series 2013 A, RB(e)	5.00%	07/01/2038	5,700	2,821,500
Triborough Bridge & Tunnel Authority;
Series 2019 C, RB (INS - BAM)(h)	3.00%	11/15/2047	12,665	11,035,046
Series 2022-XL0274, RB(c)	4.00%	11/15/2056	10,000	10,122,537
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	20,325	20,726,976
Series 2016 B, Ref. RB	5.00%	06/01/2048	9,500	9,645,471
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(d)(i)	7.00%	06/01/2046	58,890	54,284,820
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,234	4,339,937
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	9,759,141
				1,219,972,315
North Carolina–0.57%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(d)	5.00%	06/30/2054	1,000	1,017,441
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB(a)(b)	6.25%	07/01/2023	3,750	3,929,975
North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,185	1,211,356
Series 2018 A, RB	5.00%	10/01/2048	13,080	13,177,889
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(a)(b)(c)	5.00%	10/01/2055	29,400	32,208,009
				51,544,670
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.03%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	5.10%	04/15/2036	$ 1,500	$ 1,477,934
Series 2016, RB	5.20%	04/15/2046	1,125	1,078,924
				2,556,858
Ohio–3.91%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2041	3,800	4,033,089
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	48,070	48,829,530
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	223,195	32,876,824
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	13,900	14,215,736
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021 A, Ref. RB(i)	4.00%	12/01/2055	1,000	862,896
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(d)	5.38%	09/15/2027	4,190	4,193,567
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(i)	5.00%	06/01/2028	3,435	3,515,652
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	26,990	29,015,208
Series 2017, Ref. RB	5.00%	02/15/2057	10,000	10,570,578
Series 2017, Ref. RB	5.50%	02/15/2057	15,070	16,456,646
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	35,165	38,400,662
Darke (County of), OH (Wayne Healthcare); Series 2019 A, RB	5.00%	09/01/2049	2,000	2,097,902
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	1,022,570
Series 2020, Ref. RB	5.25%	11/15/2055	6,300	6,333,983
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center);
Series 2019, RB	5.00%	12/01/2039	715	742,229
Series 2019, RB	5.00%	12/01/2051	2,500	2,549,484
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	2,250	2,256,932
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	5,000	5,306,884
Hickory Chase Community Authority; Series 2019, Ref. RB(i)	5.00%	12/01/2040	1,390	1,340,388
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,162,894
Series 2019, Ref. RB	5.13%	12/01/2049	3,545	3,554,881
Montgomery (County of), OH; Series 2020-XX1133, Ctfs.(c)(l)	4.00%	11/15/2042	16,780	15,633,812
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB(i)	6.00%	04/01/2038	7,270	3,271,500
Series 2018 A, RB(i)	6.25%	04/01/2049	2,115	951,750
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2045	2,420	2,223,205
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	37,060	37,159,606
Series 2013, RB	5.00%	02/15/2048	3,120	3,126,483
Ohio (State of) Air Quality Development Authority; Series 2019, RB(d)(i)	5.00%	07/01/2049	22,750	23,128,471
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(d)(i)	4.50%	01/15/2048	500	501,702
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2035	1,750	1,787,024
Series 2015, Ref. RB	5.00%	12/01/2043	6,695	6,793,600
Southern Ohio Port Authority (Purecycle);
Series 2020 A, RB(d)(i)	6.25%	12/01/2025	6,000	5,950,045
Series 2020 A, RB(d)(i)	6.50%	12/01/2030	10,000	9,597,453
Series 2020 A, RB(d)(i)	7.00%	12/01/2042	13,000	12,132,464
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	5,124,449
				356,720,099
Oklahoma–1.66%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007; Cost $3,155,000)(f)	6.63%	10/01/2037	3,155	2,603,725
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2027	1,800	1,881,631
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority; Series 2018 B, RB(c)(l)	5.50%	08/15/2057	$ 15,210	$ 15,523,305
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB(c)(l)	5.50%	08/15/2052	33,500	34,369,013
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(e)	5.00%	08/01/2047	10,500	10,500
Series 2017, RB(e)	5.00%	08/01/2052	20,000	20,000
Series 2017, RB(e)	5.25%	08/01/2057	2,190	2,190
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,300	1,303,254
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(e)	6.88%	11/01/2046	2,469	6,172
Series 2016 A, RB(e)	6.63%	11/30/2049	1,164	2,911
Series 2016 A, RB(e)	7.00%	11/01/2051	2,429	6,072
Series 2016 B-1, RB(e)	5.25%	11/30/2049	1,664	4,159
Tulsa (City of), OK Authority for Economic Opportunity (Santa Fe Square); Series 2021, RB(i)	4.38%	12/01/2041	4,000	3,266,742
Tulsa (City of), OK Municipal Airport Trust;
Series 2000 A, Ref. RB(d)	5.50%	06/01/2035	18,625	18,918,960
Series 2001 B, Ref. RB(d)	5.50%	12/01/2035	15,000	15,235,295
Series 2001 C, Ref. RB(d)	5.50%	12/01/2035	51,025	51,825,394
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(d)	5.00%	06/01/2025	6,500	6,671,063
				151,650,386
Oregon–0.26%
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2032	500	515,125
Series 2017 A, Ref. RB	5.00%	11/15/2037	500	510,262
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,750	2,764,256
Oregon State Facilities Authority; Series 2022-XL0266, RB(c)	4.00%	06/01/2046	16,025	15,755,830
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	1,835	1,772,176
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2036	1,220	1,203,919
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,540	1,456,860
				23,978,428
Pennsylvania–1.24%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(i)	6.00%	05/01/2042	5,075	5,581,744
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2022, RB(i)	5.25%	05/01/2042	3,750	3,778,601
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(b)	4.38%	07/01/2022	925	925,245
Chester (County of), PA Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,335,119
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,253,705
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,752,882
Series 2018, Ref. RB	5.00%	12/01/2043	2,500	2,477,244
Series 2018, Ref. RB	5.00%	12/01/2048	2,500	2,432,019
Series 2019, RB	5.00%	12/01/2054	1,000	961,218
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB(a)(b)	5.25%	07/01/2022	3,430	3,441,235
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	4,960	4,959,075
Series 2014 B, RB(g)	7.50%	02/01/2044	1,378	715,234
Series 2014 C, RB(e)	0.00%	02/01/2044	4,122	21,031
Montgomery (County of), PA Higher Education and Health Authority; Series 2017, Ref. RB	4.00%	12/01/2048	3,000	2,853,929
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB(a)(b)	5.25%	01/15/2025	4,000	4,303,102
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(c)	5.00%	06/15/2034	15,450	16,167,276
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(d)(i)	3.25%	08/01/2039	$ 2,200	$ 1,871,147
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(d)	5.50%	11/01/2044	4,000	4,061,102
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	14,200	9,445,822
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2013 B-2, RB(g)	6.00%	12/01/2037	7,000	6,528,640
Series 2020-XX1134, Ctfs.(c)(l)	5.00%	12/01/2044	5,000	5,526,580
Series 2020-XX1134, Ctfs.(c)(l)	5.00%	12/01/2049	7,000	7,697,679
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	1,390	1,412,648
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	4,575	4,428,884
Series 2017, Ref. RB	5.00%	07/01/2049	2,930	2,682,479
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	5,900,712
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,654,551
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,106,426
Philadelphia (City of), PA Industrial Development Authority (MaST II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	31,278
				113,306,607
Puerto Rico–9.72%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	935	959,040
Series 2002, RB	5.50%	05/15/2039	27,590	28,029,481
Series 2002, RB	5.63%	05/15/2043	5,415	5,513,791
Series 2005 A, RB(j)	0.00%	05/15/2050	473,480	79,518,741
Series 2008 B, RB(j)	0.00%	05/15/2057	784,260	41,555,114
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2024	3,799	3,492,790
Series 2021 A, GO Bonds(j)	0.00%	07/01/2033	9,503	5,639,899
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	8,247	8,357,558
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	7,384	7,241,404
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	6,637	6,420,231
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	5,697	5,510,140
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	7,745	7,357,440
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	8,055	7,536,025
Subseries 2022, RN	0.00%	11/01/2043	40,992	21,264,581
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	7,162	7,388,397
Series 2020 A, Ref. RB(i)	5.00%	07/01/2030	23,360	25,107,221
Series 2020 A, Ref. RB(i)	5.00%	07/01/2047	41,880	43,514,003
Series 2021 B, RB(i)	5.00%	07/01/2037	8,180	8,656,880
Series 2021 B, RB(i)	4.00%	07/01/2042	40,000	38,919,768
Series 2021 B, RB(i)	4.00%	07/01/2047	1,745	1,678,053
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(h)	5.00%	07/01/2023	$ 755	$ 771,945
Series 2007 TT, RB (Acquired 08/09/2018-07/23/2020; Cost $341,781)(e)(f)	5.00%	07/01/2023	515	478,950
Series 2007 TT, RB (Acquired 08/09/2018-09/12/2018; Cost $4,328,288)(e)(f)	5.00%	07/01/2026	6,685	6,217,050
Series 2007 TT, RB(e)	5.00%	07/01/2027	2,350	2,185,500
Series 2007 TT, RB (Acquired 12/10/2020; Cost $404,300)(e)(f)	5.00%	07/01/2032	520	483,600
Series 2007 TT, RB (Acquired 08/09/2018-01/31/2019; Cost $10,095,075)(e)(f)	5.00%	07/01/2032	16,285	15,145,050
Series 2007 UU, Ref. RB (Acquired 02/12/2021; Cost $3,527,500) (3 mo. USD LIBOR + 0.68%)(e)(f)(o)	1.33%	07/01/2025	4,250	3,649,689
Series 2007 UU, Ref. RB (Acquired 02/12/2021; Cost $1,701,500) (3 mo. USD LIBOR + 0.70%)(e)(f)(o)	1.35%	07/01/2031	2,050	1,760,439
Series 2007 VV, Ref. RB (Acquired 01/24/2018; Cost $4,508,426) (INS - NATL)(f)(h)	5.25%	07/01/2024	4,560	4,656,372
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2030	9,275	9,565,867
Series 2007 VV, Ref. RB (Acquired 10/12/2017; Cost $21,616,818) (INS - AGM)(f)(h)	5.25%	07/01/2031	20,000	21,010,824
Series 2007 VV, Ref. RB (Acquired 07/19/2018-08/20/2018; Cost $6,633,454) (INS - NATL)(f)(h)	5.25%	07/01/2032	6,275	6,545,223
Series 2008 WW, RB (Acquired 04/13/2017-01/30/2019; Cost $8,093,245)(e)(f)	5.00%	07/01/2028	13,620	12,666,600
Series 2008 WW, RB (Acquired 08/09/2018-01/27/2022; Cost $16,239,731)(e)(f)	5.50%	07/01/2038	19,685	18,479,294
Series 2008 WW-RSA-1, RB(e)	5.38%	07/01/2023	825	772,406
Series 2008 WW-RSA-1, RB (Acquired 02/21/2020; Cost $1,757,250)(e)(f)	5.25%	07/01/2033	2,200	2,057,000
Series 2010 AAA, RB (Acquired 02/20/2020; Cost $666,750)(e)(f)	5.25%	07/01/2025	840	785,400
Series 2010 AAA, RB(e)	5.25%	07/01/2031	1,350	1,262,250
Series 2010 CCC, RB (Acquired 08/09/2018; Cost $209,625)(e)(f)	5.00%	07/01/2025	325	302,250
Series 2010 CCC, RB (Acquired 01/16/2019; Cost $8,709,138)(e)(f)	5.25%	07/01/2026	14,455	13,515,425
Series 2010 CCC, RB (Acquired 12/10/2020; Cost $746,400)(e)(f)	5.00%	07/01/2028	960	892,800
Series 2010 CCC, RB (Acquired 01/16/2019; Cost $4,579,000)(e)(f)	5.25%	07/01/2028	7,600	7,106,000
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2022	530	492,900
Series 2010 DDD, Ref. RB (Acquired 12/11/2020; Cost $1,406,200)(e)(f)	3.75%	07/01/2022	1,780	1,568,625
Series 2010 DDD, Ref. RB (Acquired 01/16/2019; Cost $948,938)(e)(f)	5.00%	07/01/2022	1,575	1,464,750
Series 2010 DDD, Ref. RB (Acquired 01/16/2019; Cost $692,875)(e)(f)	5.00%	07/01/2023	1,150	1,069,500
Series 2010 EEE, RB (Acquired 12/10/2020; Cost $695,863)(e)(f)	6.05%	07/01/2032	895	795,433
Series 2010 XX, RB (Acquired 12/11/2020; Cost $492,900)(e)(f)	4.63%	07/01/2025	620	574,275
Series 2010 XX, RB (Acquired 01/31/2019-07/23/2020; Cost $4,255,250)(e)(f)	5.25%	07/01/2035	6,799	6,357,065
Series 2010 XX, RB (Acquired 12/10/2020; Cost $1,041,850)(e)(f)	5.25%	07/01/2040	1,340	1,252,900
Series 2010 XX, RB(e)	5.25%	07/01/2040	12,600	11,781,000
Series 2010 XX-RSA-1, RB(e)	5.25%	07/01/2026	385	359,975
Series 2010 YY, RB (Acquired 12/10/2020; Cost $933,000)(e)(f)	6.13%	07/01/2040	1,200	1,066,500
Series 2010 ZZ, Ref. RB (Acquired 12/10/2020; Cost $375,250)(e)(f)	4.50%	07/01/2023	475	439,969
Series 2010 ZZ, Ref. RB (Acquired 08/09/2018; Cost $41,925)(e)(f)	5.25%	07/01/2024	65	60,775
Series 2010 ZZ, Ref. RB (Acquired 12/16/2020; Cost $160,875)(e)(f)	5.25%	07/01/2026	225	210,375
Series 2010 ZZ, Ref. RB (Acquired 08/09/2018; Cost $430,625)(e)(f)	5.25%	07/01/2026	650	607,750
Series 2010 ZZ, Ref. RB (Acquired 12/11/2020; Cost $248,775)(e)(f)	5.00%	07/01/2028	310	288,300
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2022	345	320,850
Series 2010 ZZ-RSA-1, Ref. RB (Acquired 12/10/2020; Cost $270,300)(e)(f)	5.00%	07/01/2024	340	316,200
Series 2010 ZZ-RSA-1, Ref. RB(e)	4.63%	07/01/2025	640	592,800
Series 2010 ZZ-RSA-1, Ref. RB (Acquired 12/11/2020; Cost $349,088)(e)(f)	5.00%	07/01/2026	435	404,550
Series 2012 A, RB (Acquired 04/12/2017-07/23/2020; Cost $1,595,020)(e)(f)	4.80%	07/02/2029	2,260	2,093,325
Series 2012 A, RB (Acquired 06/20/2018-01/31/2019; Cost $2,171,863)(e)(f)	5.00%	07/02/2029	3,535	3,287,550
Series 2012 A, RB(e)	5.00%	07/01/2042	25,280	23,510,400
Series 2012 A, RB(e)	5.05%	07/01/2042	3,095	2,878,350
Series 2013 A, RB (Acquired 05/31/2019; Cost $4,301,506)(e)(f)	7.00%	07/01/2033	6,030	5,849,098
Series 2013 A, RB(e)	6.75%	07/01/2036	15,090	14,599,570
Series 2013 A, RB (Acquired 05/31/2019-08/12/2019; Cost $2,168,200)(e)(f)	7.00%	07/01/2040	2,675	2,594,749
Series 2013 A, RB(e)	7.00%	07/01/2043	20,415	19,802,542
Series 2013 A-RSA, RB(e)	7.25%	07/01/2030	2,120	2,061,699
Series 2016 E-4, RB(e)	10.00%	07/01/2022	2,593	2,602,929
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, Ref. RB(e)	4.75%	07/01/2038	$ 2,231	$ 1,232,627
Series 2003 G, RB(e)	5.00%	07/01/2033	9,340	5,160,350
Series 2003 G, RB(e)	5.00%	07/01/2042	7,500	4,143,750
Series 2003 H, Ref. RB(e)	5.00%	07/01/2028	180	99,450
Series 2003 H, Ref. RB(e)	5.00%	07/01/2035	175	96,688
Series 2003 H, Ref. RB(e)	5.45%	07/01/2035	4,480	2,475,200
Series 2004 J, RB(e)	4.80%	07/01/2024	220	121,550
Series 2005 K, RB(e)	5.00%	07/01/2022	9,655	5,334,387
Series 2005 K, RB(e)	5.00%	07/01/2023	12,275	6,781,937
Series 2005 K, RB(e)	5.00%	07/01/2026	155	85,638
Series 2005 K, RB(e)	5.00%	07/01/2027	3,585	1,980,712
Series 2007 M, RB(e)	5.00%	07/01/2024	2,565	1,417,162
Series 2007 M, RB(e)	5.00%	07/01/2027	520	287,300
Series 2007 M, RB(e)	5.00%	07/01/2032	4,850	2,679,625
Series 2007 M, RB(e)	5.00%	07/01/2037	530	292,825
Series 2007 M, RB(e)	5.00%	07/01/2046	3,565	1,969,662
Series 2007 N, Ref. RB(e)	5.50%	07/01/2022	4,790	2,646,475
Series 2007 N, Ref. RB(e)	5.50%	07/01/2023	3,580	1,977,950
Series 2007 N, Ref. RB(e)	5.50%	07/01/2025	3,130	1,729,325
Series 2007 N, Ref. RB(e)	5.50%	07/01/2026	3,195	1,765,237
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(d)	6.63%	06/01/2026	21,245	22,018,624
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,927	1,469,010
Series 2018 A-1, RB(j)	0.00%	07/01/2031	2,484	1,707,911
Series 2018 A-1, RB(j)	0.00%	07/01/2033	10,296	6,300,982
Series 2018 A-1, RB	4.50%	07/01/2034	6,168	6,313,172
Series 2018 A-1, RB	4.55%	07/01/2040	4,089	4,141,962
Series 2018 A-1, RB(j)	0.00%	07/01/2046	25,015	7,611,252
Series 2018 A-1, RB(j)	0.00%	07/01/2051	185,874	41,069,529
Series 2018 A-1, RB	4.75%	07/01/2053	30,479	30,664,878
Series 2018 A-1, RB	5.00%	07/01/2058	47,864	48,783,788
Series 2019 A-2, RB	4.33%	07/01/2040	55,009	55,077,695
Series 2019 A-2, RB	4.54%	07/01/2053	314	308,998
Series 2019 A-2, RB	4.78%	07/01/2058	25,223	25,421,893
				886,442,739
Rhode Island–0.00%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	30,934
South Carolina–0.11%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(i)	5.75%	06/15/2049	2,000	2,119,169
South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(i)	8.75%	07/01/2025	3,000	3,001,192
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	889,319
Series 2013, RB	5.13%	05/01/2048	2,000	1,766,486
Series 2017, Ref. RB	5.00%	05/01/2042	250	223,831
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	1,067,911
South Carolina (State of) Jobs-Economic Development Authority (Virtus Academy); Series 2021 A, RB(i)	5.00%	06/15/2051	1,330	1,217,911
				10,285,819
Tennessee–0.57%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	12,711,266
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	$ 250	$ 191,093
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	542,220
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties);
Series 2018 A, RB(i)	6.00%	04/01/2038	14,875	6,693,750
Series 2018 A, RB(i)	6.25%	04/01/2049	19,400	8,730,000
New Memphis Arena Public Building Authority (City of Memphis);
Series 2021, RB(j)	0.00%	04/01/2036	1,300	732,051
Series 2021, RB(j)	0.00%	04/01/2037	1,475	788,499
Series 2021, RB(j)	0.00%	04/01/2038	1,250	633,182
Series 2021, RB(j)	0.00%	04/01/2039	1,250	599,077
Series 2021, RB(j)	0.00%	04/01/2040	1,375	622,894
Series 2021, RB(j)	0.00%	04/01/2041	1,300	556,055
Series 2021, RB(j)	0.00%	04/01/2042	1,300	525,658
Series 2021, RB(j)	0.00%	04/01/2043	1,350	517,024
Series 2021, RB(j)	0.00%	04/01/2044	1,000	363,715
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	1,470	1,439,109
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	16,300	14,967,539
Series 2016 A, Ref. RB(i)	5.00%	09/01/2031	750	704,926
Series 2016 A, Ref. RB(i)	5.00%	09/01/2037	1,145	1,035,406
				52,353,464
Texas–6.21%
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	7,500	5,991,726
Series 2021, Ref. RB	4.50%	02/15/2056	2,000	1,586,052
Arlington Higher Education Finance Corp. (Newman International Academy); Series 2021, RB	5.00%	08/15/2051	1,000	954,176
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	2,000	2,080,934
Austin (City of), TX; Series 2022, RB(d)	5.00%	11/15/2052	11,750	12,938,907
Bexar (County of), TX; Series 2021, GO Bonds (INS - BAM)(h)	3.00%	06/15/2047	5,000	4,474,500
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB(d)(i)	9.00%	03/01/2039	1,960	2,158,990
Series 2019, RB(d)	7.00%	03/01/2039	10,700	10,922,708
Series 2019, RB(d)(i)	9.00%	03/01/2039	3,360	3,701,125
Calhoun (County of), TX Navigation Industrial Development Authority; Series 2021, RN(d)(i)	3.63%	07/01/2026	7,000	6,847,749
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	1,000	1,051,744
Series 2015, RB	5.75%	08/15/2045	8,000	8,367,418
Series 2018 D, RB	5.75%	08/15/2033	6,190	6,531,253
Series 2018 D, RB	6.00%	08/15/2038	14,250	15,093,393
Series 2018 D, RB	6.13%	08/15/2048	28,950	30,539,477
Godley Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	5,585	5,743,993
Grand Parkway Transportation Corp.;
Series 2013 B, RB(g)	5.85%	10/01/2048	17,000	18,459,817
Series 2013 B, RB(a)(b)(c)	5.25%	10/01/2051	24,405	25,536,811
Grand Prairie Housing Finance Corp.;
Series 2003, RB	7.75%	01/01/2034	6,190	5,668,746
Series 2003, RB(e)(k)(p)	7.75%	01/01/2034	3,595	287,600
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	5,461,595
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	9,382,339
Harris (County of), TX; Series 2021, GO Bonds	4.00%	10/01/2036	10	10,517
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB(d)	6.63%	07/15/2038	16,000	16,025,470
Houston (City of), TX (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(d)	5.00%	07/01/2029	26,355	26,645,801
Houston (City of), TX (United Airlines, Inc.); Series 2020 C, Ref. RB(d)	5.00%	07/15/2027	6,775	7,021,907
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(d)	4.75%	07/01/2024	990	995,107
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	4.00%	10/01/2051	$ 1,350	$ 1,248,079
Katy Independent School District; Series 2021, GO Bonds (INS - BAM)(h)	3.00%	02/15/2046	5,000	4,525,928
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(a)(b)(i)	5.60%	08/15/2024	4,420	4,721,871
Lamar Consolidated Independent School District; Series 2021, GO Bonds (INS - BAM)(h)	3.00%	02/15/2051	5,000	4,441,107
Leander Independent School District;
Series 2014 C, GO Bonds(a)(b)(j)	0.00%	08/15/2024	71,355	18,305,804
Series 2014 D, Ref. GO Bonds(a)(b)(j)	0.00%	08/15/2024	3,645	1,884,345
Liberty Hill Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/01/2051	5,000	4,215,555
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(i)	4.63%	10/01/2031	21,150	21,950,965
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB	5.00%	07/01/2037	1,610	563,500
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	285	249,915
Series 2021 A-2, RB	7.50%	11/15/2036	2,390	2,161,329
Series 2021, RB	2.00%	11/15/2061	7,250	4,079,089
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	18,395	15,331,478
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(i)(j)	0.00%	12/01/2025	5,000	5,414,820
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,750	7,845,293
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	6,790	6,864,444
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries);
Series 2013, RB(a)	6.50%	01/01/2043	4,325	4,443,582
Series 2013, RB(a)	6.50%	01/01/2048	5,675	5,830,597
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,334,800
Series 2016 A, RB	5.50%	11/15/2046	2,975	2,847,814
Series 2016 A, RB	5.50%	11/15/2052	2,350	2,217,716
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	1,000	973,925
Series 2018, Ref. RB	5.25%	10/01/2049	7,940	7,792,483
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(i)	5.50%	08/15/2035	845	887,231
Series 2015 A, RB(i)	5.75%	08/15/2045	2,015	2,112,791
North Texas Tollway Authority; Series 2011 B, RB(a)(b)(j)	0.00%	09/01/2031	15,500	7,744,608
Northwest Independent School District; Series 2020-XL0138, Ctfs. (CEP - Texas Permanent School Fund)(c)	4.00%	02/15/2045	10,500	10,941,615
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2020, Ref. RB(d)(i)	4.00%	01/01/2050	6,125	5,125,150
Series 2021, RB(d)(i)	2.75%	01/01/2036	1,750	1,378,502
Series 2021, RB(d)(i)	3.00%	01/01/2050	10,000	6,674,579
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(a)(b)	7.50%	11/15/2024	2,350	2,650,302
Series 2014 A, RB(a)(b)	7.75%	11/15/2024	5,100	5,782,031
Series 2014 A, RB(a)(b)	8.00%	11/15/2024	6,000	6,830,313
San Antonio (City of), TX River Authority; Series 2021, RB (INS - BAM)(h)	3.00%	01/01/2046	3,725	3,283,311
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $37,110,000)(d)(e)(f)(k)	8.00%	07/01/2038	37,110	9,277,500
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	5,800	5,830,807
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	13,125	13,949,929
Series 2017, RB	6.75%	11/15/2052	965	1,023,498
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,015,000)(e)(f)	5.75%	02/15/2025	$ 1,015	$ 680,050
Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(e)(f)	5.75%	02/15/2029	1,600	1,072,000
Series 2009 A, RB (Acquired 12/10/2009-10/01/2020; Cost $12,866,093)(e)(f)	8.00%	02/15/2038	13,350	8,944,500
Series 2017 A, RB (Acquired 12/15/2016-09/17/2020; Cost $26,170,658)(e)(f)	6.38%	02/15/2048	26,895	18,019,650
Series 2017 A, RB (Acquired 12/15/2016-04/28/2020; Cost $24,814,254)(e)(f)	6.38%	02/15/2052	25,055	16,786,850
Series 2017, RB (Acquired 11/05/2019; Cost $9,547,686)(e)(f)	6.38%	02/15/2041	8,755	5,865,850
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	1,000	1,070,322
Series 2020, Ref. RB	6.75%	11/15/2051	4,000	4,261,924
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	4,283,992
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	18,637	16,043,581
Texas (State of) Transportation Commission;
Series 2019, RB(j)	0.00%	08/01/2051	6,000	1,455,010
Series 2019, RB(j)	0.00%	08/01/2052	6,000	1,372,877
Series 2019, RB(j)	0.00%	08/01/2053	1,000	216,481
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(d)	5.00%	12/31/2055	12,135	12,443,341
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB(d)	6.75%	06/30/2043	17,450	18,137,155
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(d)	7.00%	12/31/2038	4,000	4,177,106
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	55,090
Waco Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	08/15/2052	5,000	4,487,021
				566,589,261
Utah–0.87%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(i)	3.75%	03/01/2041	1,910	1,604,829
Series 2021 A, GO Bonds(i)	4.00%	03/01/2051	6,625	5,476,230
Series 2021 B, GO Bonds(i)	7.38%	09/15/2051	5,500	4,755,269
Jepson Canyon Public Infrastructure District No. 1;
Series 2022 A, GO Bonds(i)	5.13%	03/01/2051	3,280	2,715,842
Series 2022 B, GO Bonds(i)	8.00%	03/15/2051	579	503,979
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB	4.50%	08/01/2040	1,205	1,203,599
Series 2020 A, RB	5.00%	08/01/2050	6,500	6,518,173
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(i)	3.63%	02/01/2035	600	522,940
Series 2021 A, GO Bonds(i)	4.13%	02/01/2041	500	423,329
Series 2021 A, GO Bonds(i)	4.38%	02/01/2051	1,100	914,107
Series 2021 B, GO Bonds(i)	7.38%	08/15/2051	600	515,207
Salt Lake (City of), UT; Series 2021 A, RB(d)	5.00%	07/01/2046	200	217,786
Salt Lake City (City of), UT;
Series 2018 A, RB(c)(d)	5.00%	07/01/2043	14,750	15,742,910
Series 2018 A, RB(c)(d)	5.00%	07/01/2048	11,250	11,941,480
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah); Series 2022, RB(i)	5.00%	06/15/2052	9,640	8,829,617
Utah (State of) Charter School Finance Authority (Beehive Science & Technology);
Series 2021, RB(i)	4.00%	10/15/2051	6,940	5,594,873
Series 2021, RB(i)	4.00%	10/15/2056	4,665	3,643,053
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(i)	5.00%	06/15/2050	2,000	1,976,179
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, RB	5.38%	07/15/2030	1,015	1,016,458
Utah (State of) Charter School Finance Authority (Renaissance Academy); Series 2020, Ref. RB(i)	5.00%	06/15/2055	2,080	2,110,198
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB(a)	5.60%	07/15/2022	130	130,682
Series 2012, RB(a)(b)	6.30%	07/15/2022	850	855,126
Series 2012, RB(a)(b)	6.55%	07/15/2022	2,000	2,012,532
				79,224,398
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.79%
Ballston Quarter Community Development Authority;
Series 2016 A, RB	5.38%	03/01/2036	$ 1,635	$ 1,283,697
Series 2016 A, RB	5.50%	03/01/2046	10,000	7,202,147
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2049	4,500	4,506,322
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB (Acquired 01/23/2020; Cost $1,669,839)(f)	5.00%	09/01/2040	1,645	1,280,444
Series 2020, RB (Acquired 01/23/2020; Cost $1,210,000)(f)	5.13%	09/01/2055	1,210	882,586
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	21,068,465
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	3,000,570
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(d)	5.00%	12/31/2049	22,215	23,150,345
Series 2017, RB(d)	5.00%	12/31/2056	2,150	2,230,536
Virginia (State of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(d)	4.00%	01/01/2048	5,500	5,298,486
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2040	1,750	1,790,373
				71,693,971
Washington–1.25%
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,119,374
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,808,686
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,794,319
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(d)	5.00%	04/01/2030	19,500	19,613,716
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB(c)(l)	5.00%	07/01/2048	27,000	28,124,415
Series 2021 B, RB	4.00%	07/01/2043	11,790	10,824,951
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(d)(i)	5.63%	12/01/2040	9,000	9,391,866
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(i)	5.00%	07/01/2036	1,460	1,468,498
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	1,700	1,662,671
Series 2016 A, Ref. RB(i)	5.00%	07/01/2051	9,650	9,347,779
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(i)	7.00%	07/01/2045	2,150	2,258,729
Series 2015 A, RB(i)	7.00%	07/01/2050	1,500	1,573,684
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(i)	5.00%	01/01/2031	1,500	1,509,082
Series 2016 A, Ref. RB(i)	5.00%	01/01/2046	6,950	6,599,175
Washington (State of) Housing Finance Commission (Spokane International Academy);
Series 2021 A, RB(i)	5.00%	07/01/2050	1,000	1,016,751
Series 2021 A, RB(i)	5.00%	07/01/2056	1,130	1,143,113
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(i)	5.00%	01/01/2055	4,000	3,709,646
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill);
Series 2016, Ref. RB(i)	5.00%	07/01/2041	2,000	1,966,124
Series 2016, Ref. RB(i)	5.00%	07/01/2046	1,000	954,183
				113,886,762
West Virginia–0.72%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,340	2,896,107
Series 2013, Ref. RB(e)(i)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(i)	5.75%	06/01/2042	15,000	12,038,517
Series 2019 B, Ref. RB(i)	7.50%	06/01/2042	6,140	5,267,858
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB(a)(b)	6.75%	07/01/2023	5,650	5,948,132
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
Monongalia (County of), WV Commission Excise Tax District;
Series 2021 A, Ref. RB(i)	4.13%	06/01/2043	$ 3,000	$ 2,911,670
Series 2021 B, RB(i)	4.88%	06/01/2043	1,750	1,627,131
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(i)	5.75%	06/01/2043	6,000	6,337,800
Series 2020, Ref. RB(i)	7.50%	06/01/2043	13,205	14,364,631
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(d)(i)	7.25%	02/01/2036	10,965	9,067,551
Series 2018, RB(d)(i)	8.75%	02/01/2036	4,500	4,386,357
				65,345,754
Wisconsin–5.21%
Public Finance Authority; Series 2020 A, RB(i)	5.25%	03/01/2045	5,000	5,050,281
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(i)	6.25%	08/01/2027	1,550	1,484,023
Series 2017, RB(i)	6.75%	08/01/2031	15,590	14,575,080
Series 2017, RB(i)	6.50%	12/01/2037	25,000	23,447,910
Series 2017, RB(i)	6.75%	12/01/2042	12,270	11,657,868
Public Finance Authority (Ascend Leadership Academy); Series 2021 A, RB(i)	5.00%	06/15/2051	2,000	1,761,300
Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(i)	5.00%	06/01/2050	1,250	1,272,653
Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(i)	5.75%	10/01/2053	4,940	5,115,630
Public Finance Authority (Explore Academy); Series 2022 A, RB(i)	6.13%	02/01/2050	3,580	3,437,060
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	4,117	3,688,505
Series 2019 A, RB	5.75%	12/01/2048	6,863	5,969,560
Public Finance Authority (Grand Hyatt San Antonio);
Series 2022 B, RB(i)	5.63%	02/01/2046	3,500	3,483,487
Series 2022 B, RB(i)	6.00%	02/01/2062	6,500	6,519,792
Public Finance Authority (Kipp Charlotte, Inc.); Series 2020 A, RB(i)	5.00%	10/15/2055	350	350,632
Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(c)(l)	5.00%	03/01/2041	24,000	25,624,034
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(i)	5.25%	06/15/2049	5,775	5,845,981
Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017, Ref. RB(d)(i)	7.13%	06/01/2041	15,375	14,382,435
Public Finance Authority (Minnesota College of Osteopathic Medicine); Series 2019 A-1, RB(e)(i)	5.50%	12/01/2048	76	38,039
Public Finance Authority (Proton International);
Series 2021 A, RB(i)	6.50%	01/01/2041	10,000	8,612,698
Series 2021 A, RB(i)	6.85%	01/01/2051	11,110	9,121,561
Public Finance Authority (Searstone CCRC); Series 2021 A, Ref. RB	4.00%	06/01/2036	1,000	878,082
Public Finance Authority (Southminster);
Series 2018, RB(i)	5.00%	10/01/2043	500	490,959
Series 2018, RB(i)	5.00%	10/01/2048	6,600	6,356,426
Series 2018, RB(i)	5.00%	10/01/2053	3,000	2,858,547
Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(i)	5.00%	06/15/2052	1,000	1,002,328
Public Finance Authority (WFCS Portfolio); Series 2021 A-1, RB(i)	5.00%	01/01/2056	1,150	1,080,687
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(i)	5.00%	03/01/2052	2,300	2,244,168
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(h)(j)	0.00%	12/15/2060	120,000	22,202,232
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2027	2,000	1,989,090
Series 2017, Ref. RB	5.00%	08/01/2037	5,820	5,376,224
Series 2017, Ref. RB	5.00%	08/01/2039	2,355	2,151,734
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(c)	5.00%	11/15/2039	38,800	41,331,409
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	5,000	4,886,868
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	$ 1,950	$ 1,975,221
Series 2019, Ref. RB	5.00%	11/01/2046	11,050	11,049,409
Series 2019, Ref. RB	5.00%	11/01/2054	1,650	1,626,472
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,275,172
Wisconsin (State of) Health & Educational Facilities Authority (Saint John’s Communities);
Series 2021 B, Ref. RB	4.00%	09/15/2036	525	490,682
Series 2021 B, Ref. RB	4.00%	09/15/2041	500	450,604
Series 2021 B, Ref. RB	4.00%	09/15/2045	475	415,987
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB(i)	6.25%	10/01/2031	3,475	3,184,611
Series 2017 A, RB(i)	6.85%	10/01/2047	25,735	22,279,721
Series 2017 A, RB(i)	7.00%	10/01/2047	1,250	1,084,515
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(i)	7.00%	12/01/2050	9,000	8,678,044
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(i)	5.13%	06/01/2048	10,500	10,657,073
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (Acquired 04/03/2017; Cost $1,440,000)(f)(i)	5.75%	11/01/2024	1,440	1,299,252
Series 2017 A, RB (Acquired 04/03/2017; Cost $2,525,000)(f)(i)	6.25%	11/01/2028	2,525	2,196,313
Series 2017 A, RB (Acquired 04/03/2017-01/13/2021; Cost $34,468,320)(f)(i)	6.85%	11/01/2046	34,350	27,560,516
Series 2017 B, RB (Acquired 01/23/2018; Cost $8,349,668)(e)(f)(i)	8.50%	11/01/2046	8,000	5,200,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(i)	6.13%	02/01/2048	5,535	5,320,245
Series 2020 A, RB(i)	6.13%	02/01/2050	3,305	3,173,040
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(i)	6.25%	01/01/2038	11,000	6,765,000
Series 2018 A-1, RB(i)	6.38%	01/01/2048	16,520	10,159,800
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(i)	5.25%	05/15/2037	1,000	1,002,130
Series 2017 A, Ref. RB(i)	5.25%	05/15/2042	1,230	1,214,991
Series 2017 A, Ref. RB(i)	5.25%	05/15/2047	1,225	1,193,389
Series 2017 A, Ref. RB(i)	5.25%	05/15/2052	3,300	3,184,123
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(d)	7.25%	06/01/2035	10,940	10,547,364
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.);
Series 2021 A, Ref. RB	3.75%	07/01/2031	4,165	3,654,774
Series 2021 A, Ref. RB	5.00%	07/01/2041	6,415	5,820,201
Wisconsin (State of) Public Finance Authority (Penick Village Obligated Group); Series 2019, Ref. RB(i)	5.00%	09/01/2049	1,450	1,310,308
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	18,330,559
Series 2018 A, RB	5.35%	12/01/2045	24,750	26,190,529
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB(i)	6.00%	11/15/2049	2,500	2,562,176
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	6,400	6,715,983
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.);
Series 2012 A, RB(a)	5.50%	10/01/2022	110	111,511
Series 2012 A, RB(a)(b)	6.00%	10/01/2022	1,475	1,497,634
Series 2012 A, RB(a)(b)	6.20%	10/01/2022	1,300	1,320,802
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB(i)	5.00%	12/01/2031	7,830	8,006,850
Series 2016, RB(i)	5.25%	12/01/2039	10,685	10,910,234
				475,702,518
Total Municipal Obligations (Cost $10,199,050,183)					10,114,807,787
U.S. Dollar Denominated Bonds & Notes–0.38%
Florida–0.14%
Empire Green Generation LLC(i)	12.00%	01/01/2023	12,500	12,468,750
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–0.16%
Nola Oil Terminal LLC; Class 2021Series 2021(i)	12.00%	09/15/2022	$ 15,000	$ 14,925,000
Pennsylvania–0.08%
Talen Energy Supply LLC	6.50%	06/01/2025	12,500	6,921,875
Total U.S. Dollar Denominated Bonds & Notes (Cost $38,479,217)					34,315,625
TOTAL INVESTMENTS IN SECURITIES(q)–111.25% (Cost $10,237,529,400)					10,149,123,412
FLOATING RATE NOTE OBLIGATIONS–(13.13)%
Notes with interest and fee rates ranging from 1.33% to 1.51% at 05/31/2022 and contractual maturities of collateral ranging from 11/01/2023 to 08/15/2057(r)				(1,197,760,000)
BORROWINGS–(1.58)%					(144,000,000)
OTHER ASSETS LESS LIABILITIES–3.46%					315,749,501
NET ASSETS–100.00%					$9,123,112,913
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Underlying security related to TOB Trusts entered into by the Fund.
(d)	Security subject to the alternative minimum tax.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $409,173,659, which represented 4.49% of the Fund’s Net Assets.
(f)	Restricted security. The aggregate value of these securities at May 31, 2022 was $402,421,500, which represented 4.41% of the Fund’s Net Assets.
(g)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $1,860,278,025, which represented 20.39% of the Fund’s Net Assets.
(j)	Zero coupon bond issued at a discount.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $271,890,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Security subject to crossover refunding.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(p)	Restructured security not accruing interest income. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Fund’s investments with a value of $1,752,237,350 are held by TOB Trusts and serve as collateral for the $1,197,760,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$10,080,209,568	$34,598,219	$10,114,807,787
U.S. Dollar Denominated Bonds & Notes	—	34,315,625	—	34,315,625
Total Investments in Securities	—	10,114,525,193	34,598,219	10,149,123,412
Other Investments - Assets
Investments Matured	—	108,416,347	781,280	109,197,627
Total Investments	$—	$10,222,941,540	$35,379,499	$10,258,321,039
Invesco High Yield Municipal Fund